UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02679

Davis Series, Inc.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, LP
2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Name and address of agent for service)

Registrant's telephone number, including area code:  (520) 806-7600

Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS

SEMI-ANNUAL REPORT                            JUNE 30, 2005




                                              DAVIS OPPORTUNITY FUND

                                              DAVIS FINANCIAL FUND

                                              DAVIS REAL ESTATE FUND

                                              DAVIS APPRECIATION & INCOME FUND

                                              DAVIS GOVERNMENT BOND FUND

                                              DAVIS GOVERNMENT MONEY MARKET FUND

                                              (part of Davis Series Inc.)





[DAVIS FUNDS LOGO OMITTED]
OVER 35 YEARS OF RELIABLE INVESTING(TM)

                                TABLE OF CONTENTS

Shareholder Letter...........................................................2

Management's Discussion and Analysis:
     Davis Opportunity Fund..................................................3
     Davis Government Bond Fund..............................................4
     Davis Financial Fund....................................................5
     Davis Appreciation & Income Fund........................................6
     Davis Real Estate Fund..................................................7

Fund Overview:
     Davis Opportunity Fund.................................................11
     Davis Government Bond Fund.............................................12
     Davis Government Money Market Fund.....................................13
     Davis Financial Fund...................................................14
     Davis Appreciation & Income Fund.......................................15
     Davis Real Estate Fund.................................................16

Expense Example.............................................................17

Schedule of Investments:
     Davis Opportunity Fund.................................................20
     Davis Government Bond Fund.............................................24
     Davis Government Money Market Fund.....................................26
     Davis Financial Fund...................................................28
     Davis Appreciation & Income Fund.......................................30
     Davis Real Estate Fund.................................................34

Statements of Assets and Liabilities........................................37

Statements of Operations....................................................39

Statements of Changes in Net Assets.........................................40

Notes to Financial Statements...............................................42

Financial Highlights:
     Davis Opportunity Fund.................................................55
     Davis Government Bond Fund.............................................59
     Davis Government Money Market Fund.....................................63
     Davis Financial Fund...................................................64
     Davis Appreciation & Income Fund.......................................68
     Davis Real Estate Fund.................................................72

Fund Information............................................................76

Director Approval of Advisory Agreements....................................77

Directors and Officers......................................................81

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

Dear Fellow Shareholder,

As stewards of our customers' savings, the management team and Directors of the Davis Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our annual and semi-annual reports, we include all of the required quantitative information, such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Research Report, for certain funds, which is published semi-annually. In this report, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Research Report either at our website, www.davisfunds.com, or by calling 1-800-279-0279.


Sincerely,




/s/ Christopher C. Davis


Christopher C. Davis
President


August 4, 2005

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
MANAGEMENT'S DISCUSSION AND ANALYSIS

MARKET ENVIRONMENT

During the six-month period ended June 30, 2005, the stock market, as measured by the Standard & Poor's 500(R) Index(1), declined by 0.81%. Inflation-adjusted gross domestic product, the most comprehensive measure of economic activity, increased 3.4% in the second quarter after increasing 3.8% in the first quarter. Interest rates, as measured by the 10-year Treasury bond, were stable for the first two months of the year, rose sharply in March, and then slowly declined over the second quarter of 2005.

DAVIS OPPORTUNITY FUND

PERFORMANCE OVERVIEW

Davis Opportunity Fund's Class A shares delivered a total return on net asset value of 1.59% for the six-month period ended June 30, 2005(2), compared with a return of 0.02% for the Dow Jones Wilshire 5000 Index(1).

Utility companies were the most important contributors(3) to the Fund's performance over the six-month period. Both, Calpine(4) and Sempra Energy were among the Fund's top contributors to performance for the six-month period.

Industrial companies were the most important detractors from the Fund's performance over the six-month period. Tyco International, Hughes Supply, and Robbins & Myers were among the Fund's top detractors from performance.

The Fund's largest industry group holdings were in consumer discretionary companies. Due to its large weighting and strong performance, Sears Holdings was the single company that contributed the most to the Fund's performance. The Fund's other consumer discretionary companies turned in mixed performance over the six-month period, with AutoNation and Advanced Auto Parts among the top contributors to performance, and Garmin, 99 Cents Only Stores, and Hunter Douglas among the Fund's top detractors from performance.

The Fund did not invest as large a proportion of its assets in energy companies as did the Dow Jones Wilshire 5000 Index. As energy was the strongest sector of the Index over the last six-months, this decreased relative performance. Transocean was among the fund's top contributors to performance.

Individual companies making important contributions to the Fund's performance over the period included Telewest Global, a telecommunication services company; and E*TRADE Financial, a capital markets company. Individual companies detracting from performance over the period included Covad Communications, a telecommunication services company; and Marsh & McLennan, an insurance brokerage company.

The Fund's portfolio managers have identified a number of investment opportunities in foreign companies. The Fund ended the period with approximately 19% of its portfolio invested in foreign companies. As a group the Fund's investment in foreign companies out-performed the Dow Jones Wilshire 5000 Index. Groupe Bruxelles was among the Fund's top contributors to performance, while Hunter Douglas (already mentioned above) was among the Fund's top detractors from performance.

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
MANAGEMENT'S DISCUSSION AND ANALYSIS - (CONTINUED)

DAVIS GOVERNMENT BOND FUND

PERFORMANCE OVERVIEW

Davis Government Bond Fund's Class A shares delivered a total return on net asset value of 0.68% for the six-month period ended June 30, 2005(2), compared with a return of 0.94% for the Citigroup U.S. Treasury/Agency 1-3 Year Index(1). The Fund's investment strategy, under normal circumstances, is to invest exclusively in U.S. Government Securities and repurchase agreements collateralized by U.S. Government Securities with a weighted average maturity of three years or less.

The Fund benefited by maintaining a slightly shorter weighted average maturity over the six-month period. The Fund increased its returns by not owning U.S. Treasury securities and increasing its holdings in agency securities. The Fund also benefited from investments in mortgaged-backed securities that provided a higher total return than did other forms of government securities.

Effective February 1, 2005, Davis Government Bond Fund modified its investment strategy to maintain a weighted average maturity of three years or less. Previously, the Fund sought to maintain a weighted average maturity of between three and ten years. While no fund can provide a guarantee against losses, we believe this change will better meet the needs of existing shareholders. The Fund will continue to seek current income by investing exclusively in U.S. Government securities and repurchase agreements collateralized by U.S. Government Securities. Also, effective February 1, 2005, Davis Advisors voluntarily reduced the management fee it charges the Fund from 0.50% to 0.30% of average annual net assets.

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
MANAGEMENT'S DISCUSSION AND ANALYSIS - (CONTINUED)

DAVIS FINANCIAL FUND

PERFORMANCE OVERVIEW

Davis Financial Fund's Class A shares declined by 3.15% on net asset value for the six-month period ended June 30, 2005(2), compared with a decline of 0.81% for the Standard & Poor's 500(R) Index(1). Financial sector companies as a group under-performed the S&P 500(R) Index over the six-month period. The Fund's insurance and diversified financial companies reflected this difficult market for financial companies.

The Fund's largest holdings were in insurance companies. Over the six-month period, the Fund's insurance companies detracted(3) from the Fund's performance. While Progressive(4), Loews, and Everest Re Group were among the top contributors to the Fund's performance, Transatlantic Holdings, American International Group, Markel, Cincinnati Financial, Berkshire Hathaway, and FPIC Insurance Group were all among the largest detractors from Fund performance.

The Fund's diversified financial holdings also under-performed the S&P 500(R) Index. Julius Baer, Moody's, and Providian were among the top contributors to performance. American Express and JPMorgan Chase were among the top detractors from performance. The Fund no longer owns Julius Baer or Providian.

The Fund's bank holdings out-performed the S&P 500(R) Index. Golden West Financial was among the top contributors to performance. Commerce Bancorp was among the top detractors from the Fund's performance over the six-month period.

Among the Fund's non-financial holdings, H&R Block and Altria Group were among the top contributors to performance, while Tyco International was among the top detractors from performance over the six-month period.

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
MANAGEMENT'S DISCUSSION AND ANALYSIS - (CONTINUED)

DAVIS APPRECIATION & INCOME FUND

PERFORMANCE OVERVIEW

Davis Appreciation & Income Fund's Class A shares delivered a total return on net asset value of 2.21% for the six-month period ended June 30, 2005(2), compared with a decline of 0.81% for the Standard & Poor's 500(R) Index(1).

The Fund's investment strategy is to attempt to use stocks, bonds, and convertible securities to structure a portfolio which will participate in at least 80% of the increase in the S&P 500(R) Index during market increases and not decline by more than 50% of the decrease in the Index during market declines. There can be no assurance that the Fund will actually perform in line with our strategy because there can be no assurance that the securities the Fund purchases will increase in value when the Index increases in value, or that they will provide downside protection when the Index declines in value.

The Fund continues to hold the majority of its assets in convertible bonds, and these securities contributed(3) the most to the Fund's strong performance over the six-month period. Convertible bonds contributing to performance included Lehman Brothers Holdings, which is convertible into Devon Energy, an energy company; and Universal Health, a health care equipment and services company. Convertible bonds detracting from performance included American Express, a consumer finance company, and Masco, a capital goods company.

The Fund held a smaller portion of common stock, however, the Fund's common stock holdings performed well in the declining market. Stock holdings contributing(3) to performance included J.C. Penney(4), a department store company; and two real estate companies, General Growth Properties, and SL Green Realty. Stock holdings detracting from performance included two real estate companies, Vornado Realty Trust, and Centerpoint Properties.

As of September 1, 2005, Keith Sabol, CFA joined Andrew Davis as co-portfolio manager for Davis Appreciation & Income Fund.

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
MANAGEMENT'S DISCUSSION AND ANALYSIS - (CONTINUED)

DAVIS REAL ESTATE FUND

PERFORMANCE OVERVIEW

Davis Real Estate Fund's Class A shares delivered a total return on net asset value of 3.76% for the six-month period ended June 30, 2005(2), compared with a return of 6.79% for the Dow Jones Wilshire Real Estate Securities Index(1). Real Estate companies as a whole did well, as reflected by the fact that the Dow Jones Wilshire Real Estate Securities Index out-performed the Standard & Poor's 500(R) Index by a significant margin.

The sector contributing(3) the most to the Fund's six-month performance was office property REITs. The Fund had more invested in office property REITs than in any other sector. The specific office property REITs that the Portfolio owned did not perform as well as the office property REITs included in the Dow Jones Wilshire Real Estate Securities Index, which reduced performance relative to the Index. Kilroy Realty(4), SL Green Realty, and CarrAmerica Realty, were each among the top contributors to the Fund's performance. Parkway Properties was among the top detractors from performance. The Fund no longer owns Parkway Properties.

The sector detracting the most from the Fund's six-month performance was warehouse and industrial REITs. Catellus Development was among the top contributors to performance. Centerpoint Properties and Prologis were both among the top detractors from performance.

Regional mall REITs turned in a strong six-month performance. While this sector represents a large portion of the Index, the Fund invested a smaller portion of its assets in this sector. Among the Fund's regional mall REITs, General Growth Properties and Simon Property Group were among the top contributors to the Fund's performance and Mills Corp. was among the top detractors from the Fund's performance.

Diversified REITs represented a significant proportion of the Fund's assets. These companies turned in mixed performance, Capital Automotive and Vornado Realty Trust were both among the top contributors to performance, while Duke Realty and iStar Financial were both among the top detractors from performance.

Individual companies making important contributions to the Fund's six-month performance included Forest City, a real estate operations and development company; and Gramercy Capital, a mortgage REIT. Individual companies detracting from the Fund's six-month performance included Plum Creek Timber, a forestry REIT; and Starwood Hotels & Resorts, a hotels & lodging company. The Fund no longer owns Plum Creek Timber or Starwood Hotels & Resorts.

-----------------------------------------------------------------------

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Series prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Opportunity Fund's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Opportunity Fund are: (1) market risk, (2) company risk, (3) small and medium capitalization risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
MANAGEMENT'S DISCUSSION AND ANALYSIS - (CONTINUED)

Davis Government Bond Fund's investment objective is current income. There can be no assurance that the Fund will achieve its objective. The primary risk of an investment in Davis Government Bond Fund is interest rate risk, consisting of:
(1) price volatility risk, (2) extension and prepayment risk, and (3) credit risk. See the prospectus for a full description of each risk.

Davis Financial Fund's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Financial Fund are: (1) market risk, (2) company risk, (3) concentrated financial services portfolio risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Davis Financial Fund concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund's investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.

Davis Appreciation & Income Fund's investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Appreciation & Income Fund are: equity risks, including (1) market risk, (2) company risk,
(3) small and medium capitalization risk, (4) foreign country risk, (5) headline risk, and (6) selection risk; and debt risks, including (1) interest rate sensitivity, (2) changes in debt rating, and (3) credit risk, including debt rated less than investment grade. See the prospectus for a full description of each risk.

Davis Real Estate Fund's investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Real Estate Fund are: (1) market risk, (2) company risk, (3) concentrated real estate portfolio risk, (4) focused portfolio risk, (5) small and medium capitalization risk, (6) foreign country risk, (7) headline risk, and (8) selection risk. See the prospectus for a full description of each risk.

Davis Real Estate Fund concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund's investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a fund that does not concentrate its portfolio.

Davis Real Estate Fund is allowed under its charter to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Fund's portfolio in a few companies, the Fund's investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
MANAGEMENT'S DISCUSSION AND ANALYSIS - (CONTINUED)

(1) The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I. The Standard & Poor's 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

II. The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the Index. The Wilshire 5000 is a broad measure of the entire U.S. stock market.

III. The Citigroup U.S. Treasury/Agency 1-3 Year Index is a recognized unmanaged index of short-term U.S. Government Securities' performance.

IV. The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The Index is capitalization-weighted. The beginning date was January 1, 1978, and the Index is rebalanced monthly and returns are calculated on a buy and hold basis.

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
MANAGEMENT'S DISCUSSION AND ANALYSIS - (CONTINUED)

(2) Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. The following table lists the average annual total returns for Class A shares for the periods ended June 30, 2005. Returns for other classes of shares will vary from the following returns.

(without a 4.75% sales charge taken into consideration)
---------------------------------------------------------------------------------------------------
FUND NAME                                1 YEAR      5 YEARS       10 YEARS          INCEPTION
---------------------------------------------------------------------------------------------------
Davis Opportunity*                       10.50%        5.92%         12.06%      14.47% - 12/01/94
---------------------------------------------------------------------------------------------------
Davis Government Bond                     2.07%        4.54%          4.33%       4.80% - 12/01/94
---------------------------------------------------------------------------------------------------
Davis Financial                           4.42%        6.13%         14.16%      16.20% - 05/01/91
---------------------------------------------------------------------------------------------------
Davis Appreciation & Income              12.26%        4.26%         10.41%      10.75% - 05/01/92
---------------------------------------------------------------------------------------------------
Davis Real Estate                        29.72%       18.84%         15.07%      14.11% - 01/03/94
---------------------------------------------------------------------------------------------------


(with a 4.75% sales charge taken into consideration)
---------------------------------------------------------------------------------------------------
FUND NAME                               1 YEAR       5 YEARS        10 YEARS         INCEPTION
---------------------------------------------------------------------------------------------------
Davis Opportunity*                        5.27%        4.90%         11.52%      13.94% - 12/01/94
---------------------------------------------------------------------------------------------------
Davis Government Bond                   (2.79)%        3.52%          3.82%       4.32% - 12/01/94
---------------------------------------------------------------------------------------------------
Davis Financial                         (0.55)%        5.10%         13.61%      15.80% - 05/01/91
---------------------------------------------------------------------------------------------------
Davis Appreciation & Income               6.93%        3.25%          9.87%      10.35% - 05/01/92
---------------------------------------------------------------------------------------------------
Davis Real Estate                        23.57%       17.69%         14.51%      13.63% - 01/03/94
---------------------------------------------------------------------------------------------------

Fund performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

* In 1999 and 2000 the Davis Opportunity Fund made favorable investments in initial public offerings (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.

(3) A company or sector's contribution to the Fund's performance is a product both of its appreciation or depreciation and it's weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

(4) This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists each Fund's holdings of each company discussed.

Shares of the Davis Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS SERIES, INC.
FUND OVERVIEW
DAVIS OPPORTUNITY FUND
At June 30, 2005 (Unaudited)
================================================================================


                              [PIE CHART OMITTED]


PORTFOLIO MAKEUP (% OF FUND NET ASSETS)
---------------------------------------

Common Stock                                           90.8%
Short-Term Investments, Convertible Bonds,
   Other Assets & Liabilities                           9.2%



SECTOR WEIGHTINGS (% OF LONG TERM PORTFOLIO)
--------------------------------------------

Consumer Durables & Appareal                            6.1%
Media                                                   6.1%
Telecomunications                                       4.1%
Consumer Services                                       2.6%
Retaling                                               16.2%
Automobiles & Components                                3.3%
Banks                                                   5.0%
Diversified Financials                                  8.3%
Insurance                                               6.0%
Health Care                                             8.8%
Capital Goods                                           7.5%
Technology                                              9.5%
Materials                                               3.9%
Utilities                                               5.7%
Other                                                   6.9%

                                                                           % OF FUND
TOP 10 HOLDINGS                      SECTOR                               NET ASSETS
------------------------------------------------------------------------------------
Groupe Bruxelles Lambert S.A.        Diversified Financial Services            4.39%
AutoNation, Inc.                     Automotive Retail                         4.15%
Lagardere S.C.A.                     Media                                     4.02%
Sears Holdings Corp.                 Apparel Retail                            3.15%
Molex Inc., Class A                  Technology Hardware & Equipment           3.03%
AutoZone, Inc.                       Automotive Retail                         3.03%
Calpine Corp.                        Utilities                                 2.96%
Cardinal Health, Inc.                Health Care Equipment & Services          2.68%
Reynolds & Reynolds Co., Class A     Software & Services                       2.58%
Robbins & Myers, Inc.                Capital Goods                             2.48%

DAVIS SERIES, INC.
FUND OVERVIEW
DAVIS GOVERNMENT BOND FUND
At June 30, 2005 (Unaudited)
================================================================================


                              [PIE CHART OMITTED]


PORTFOLIO MAKEUP (% OF FUND NET ASSETS)
---------------------------------------

Fixed Income                                           95.4%
Short-Term Investments, Other Assets & Liabilities      4.6%



SECTOR WEIGHTINGS (% OF LONG TERM PORTFOLIO)
--------------------------------------------

Fannie Mae Mortgage Pools                              16.3%
Govermment Agency Notes                                61.8%
Freddie Mac Mortgage Pools                             21.9%

                                                                                     % OF FUND
TOP 10 HOLDINGS                                      SECTOR                         NET ASSETS
----------------------------------------------------------------------------------------------
Fannie Mae, 6.00%, 09/01/17 Pool No. 665776          Fannie Mae Pools                   12.60%
Fannie Mae, 7.125%, 03/15/07                         Government Agency Notes             9.30%
Freddie Mac, 5.50%, 07/15/06                         Government Agency Notes             8.98%
Federal Farm Credit Bank, 3.15%, 01/18/06            Government Agency Notes             8.82%
Freddie Mac, 3.40%, 10/15/07                         Government Agency Notes             7.56%
Fannie Mae, 3.41%, 08/30/07                          Government Agency Notes             6.97%
Fannie Mae, 3.80%, 09/29/09                          Government Agency Notes             4.35%
Freddie Mac, 4.50%, 03/01/08 Pool No. M90803         Freddie Mac Pools                   3.74%
Fannie Mae, 6.00%, 05/15/08                          Government Agency Notes             3.73%
Freddie Mac, 5.00%, 05/01/10 Pool No. M90980         Freddie Mac Pools                   3.56%

DAVIS SERIES, INC.
FUND OVERVIEW
DAVIS GOVERNMENT MONEY MARKET FUND
At June 30, 2005 (Unaudited)
================================================================================


                              [PIE CHART OMITTED]

PORTFOLIO MAKEUP (% OF FUND NET ASSETS)
---------------------------------------

Repurchase Agreements, Other Assets & Liabilitiess              53.3%
Federal Farm Credit Bank                                         0.3%
Federal Home Loan Bank                                          21.6%
FREDDIE MAC                                                      7.6%
FANNIE MAE                                                      17.2%

MATURITY DIVERSIFICATION* (% OF PORTFOLIO'S HOLDINGS)
-----------------------------------------------------

0-30 Days                                                       72.6%
31-90 Days                                                      12.9%
91-180 Days                                                     10.7%
181-364 Days                                                     3.8%


*The maturity dates of floating rate securities used in the Maturity Diversification chart are considered to be the effective maturities, based on the reset dates of the securities' variable rates. See the Fund's Schedule of Investments for a listing of the floating rate securities.

DAVIS SERIES, INC.
FUND OVERVIEW
DAVIS FINANCIAL FUND
At June 30, 2005 (Unaudited)
================================================================================

                              [PIE CHART OMITTED]

PORTFOLIO MAKEUP (% OF FUND NET ASSETS)
---------------------------------------

Common Stocks                                           99.6%
Short-Term Investments, Other Assets & Liabilities       0.4%


SECTOR WEIGHTINGS (% OF STOCK HOLDINGS)
---------------------------------------

Commercial Services & Supplies                           6.3%
Consumer Services                                        2.7%
Diversified Financials                                  24.7%
Food, Beverage, and Tobacco                              3.0%
Insurance                                               40.8%
Capital Goods                                            8.2%
Materials                                                2.6%
Banks                                                   11.7%


                                                                                       % OF FUND
TOP 10 HOLDINGS                                SECTOR                                 NET ASSETS
------------------------------------------------------------------------------------------------
American Express Co.                           Consumer Finance                         11.90%
Transatlantic Holdings, Inc.                   Reinsurance                               9.14%
Tyco International Ltd.                        Capital Goods                             8.21%
Golden West Financial Corp.                    Thrifts & Mortgage Finance                7.44%
D&B Corp.                                      Commercial Services & Supplies            6.25%
Berkshire Hathaway Inc., Class A               Property & Casualty Insurance             5.72%
American International Group, Inc.             Multi-Line Insurance                      5.51%
Citigroup Inc.                                 Diversified Financial Services            4.98%
Cincinnati Financial Corp.                     Property & Casualty Insurance             4.62%
Moody's Corp.                                  Diversified Financial Services            4.50%

DAVIS SERIES, INC.
FUND OVERVIEW
DAVIS APPRECIATION & INCOME FUND
At June 30, 2005 (Unaudited)
================================================================================


                              [PIE CHART OMITTED]


PORTFOLIO MAKEUP (% OF FUND NET ASSETS)
---------------------------------------

Convertible Bonds                                       44.7%
Corporate Bonds                                          1.0%
Convertible Preferred Stocks                             7.3%
Short Term Investments, Other Assets & Liabilities      22.1%
Common Stock                                            24.9%


SECTOR WEIGHTINGS (% OF LONG TERM PORTFOLIO)
--------------------------------------------

Insurance                                                6.1%
Utilities                                                3.0%
Commercial Services & Supplies                          11.9%
Consumer Services                                        3.9%
Real Estate                                             20.7%
Media                                                    2.8%
Diversified Financials                                   8.9%
Energy                                                   7.0%
Retailing                                                5.1%
Health Care                                              4.8%
Materials                                                3.3%
Technology                                               5.6%
Capital Goods                                            9.6%
Other                                                    7.3%

                                                                                                     % OF FUND
TOP 10 HOLDINGS                                                   SECTOR                            NET ASSETS
--------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc., Conv. Notes,
     (Convertible into Devon Energy Corp.) 0.25%, 08/23/11        Energy                               4.72%
SL Green Realty Corp.                                             Real Estate                          4.56%
American International Group, Inc., Conv. Sr. Notes, 0.50%,
     05/15/07                                                     Multi-Line Insurance                 3.50%
American Express Co., Ser. 144A Conv. Sr. Notes,
     1.85%/Zero Cpn., 12/01/33                                    Consumer Finance                     3.26%
GTECH Holdings Corp., Conv. Deb., 1.75%, 12/15/21                 Consumer Services                    3.00%
General Growth Properties, Inc.                                   Real Estate                          2.91%
Waste Connections, Inc. Conv. Sub. Notes, 3.71%, 05/01/22         Commercial Services & Supplies       2.87%
Vornado Realty L.P., Conv. Sr. Deb., 3.875%, 04/15/25             Real Estate                          2.68%
Universal Health Services, Inc., Conv. Deb., 0.426%, 06/23/20     Health Care Equipment & Services     2.64%
NCO Group Inc., Conv. Sub. Notes, 4.75%, 04/15/06                 Commercial Services & Supplies       2.63%

DAVIS SERIES, INC.
FUND OVERVIEW
DAVIS REAL ESTATE FUND
At June 30, 2005 (Unaudited)
================================================================================

                              [PIE CHART OMITTED]


PORTFOLIO MAKEUP (% OF FUND NET ASSETS)
---------------------------------------

Common Stocks                                                           95.3%
Short Term Investments, Preferred Stock, Other Assets & Liabilities      4.7%


SECTOR WEIGHTINGS (% OF STOCK HOLDINGS)
---------------------------------------

Apartment REITS                                                 11.1%
Diversified REITS                                               14.9%
Residential/Commercial Building                                  1.0%
Office Property REITS                                           25.8%
Shopping Centers REITS                                          13.1%
Mortgage REITS                                                   1.6%
Warehouse & Industrial REITS                                    13.4%
Regional Mall REITS                                              8.7%
Real Estate Operations/Development                               8.4%
Health Care REITS                                                2.0%


                                                                                                  % OF FUND
TOP 10 HOLDINGS                                      SECTOR                                      NET ASSETS
-----------------------------------------------------------------------------------------------------------
Centerpoint Properties Trust                         Warehouse & Industrial REITS                   6.52%
SL Green Realty Corp.                                Office Property REITS                          4.26%
Forest City Enterprises, Inc., Class A               Real Estate Operations/Development             4.03%
Vornado Realty Trust                                 Diversified REITS                              3.72%
ProLogis                                             Warehouse & Industrial REITS                   3.71%
General Growth Properties, Inc.                      Regional Mall REITS                            3.66%
Capital Automotive REIT                              Diversified REITS                              3.64%
Developers Diversified Realty Corp.                  Shopping Center REITS                          3.56%
Alexandria Real Estate Equities, Inc.                Office Property REITS                          3.45%
Cousins Properties, Inc.                             Diversified REITS                              3.22%

DAVIS SERIES, INC.
EXPENSE EXAMPLE (Unaudited)
================================================================================


                                                 BEGINNING             ENDING               EXPENSES PAID
                                               ACCOUNT VALUE        ACCOUNT VALUE          DURING PERIOD*
                                                (01/01/05)           (06/30/05)          (01/01/05-06/30/05)
                                                ----------           ----------          -------------------
DAVIS OPPORTUNITY FUND
  CLASS A (annualized expense ratio 1.16%)
      Actual..................................   $1,000.00            $1,015.94                 $5.80
      Hypothetical............................   $1,000.00            $1,019.04                 $5.81
  CLASS B (annualized expense ratio 1.94%)
      Actual..................................   $1,000.00            $1,011.68                 $9.68
      Hypothetical............................   $1,000.00            $1,015.17                 $9.69
  CLASS C (annualized expense ratio 1.93%)
      Actual..................................   $1,000.00            $1,012.13                 $9.63
      Hypothetical............................   $1,000.00            $1,015.22                 $9.64
  CLASS Y (annualized expense ratio 0.83%)
      Actual..................................   $1,000.00            $1,017.64                 $4.15
      Hypothetical............................   $1,000.00            $1,020.68                 $4.16

DAVIS GOVERNMENT BOND FUND
  CLASS A (annualized expense ratio 1.14%)
      Actual..................................   $1,000.00            $1,006.85                 $5.67
      Hypothetical............................   $1,000.00            $1,019.14                 $5.71
  CLASS B (annualized expense ratio 1.77%)
      Actual..................................   $1,000.00            $1,001.85                 $8.79
      Hypothetical............................   $1,000.00            $1,016.02                 $8.85
  CLASS C (annualized expense ratio 1.82%)
      Actual..................................   $1,000.00            $1,001.61                 $9.03
      Hypothetical............................   $1,000.00            $1,015.77                 $9.10
  CLASS Y (annualized expense ratio 0.91%)
      Actual..................................   $1,000.00            $1,006.29                 $4.53
      Hypothetical............................   $1,000.00            $1,020.28                 $4.56

DAVIS GOVERNMENT MONEY MARKET FUND
  CLASS A, B, & C (annualized expense ratio 0.56%)
      Actual..................................   $1,000.00            $1,010.55                 $2.79
      Hypothetical............................   $1,000.00            $1,022.02                 $2.81

DAVIS FINANCIAL FUND
  CLASS A (annualized expense ratio 1.00%)
      Actual..................................   $1,000.00            $ 968.53                  $4.88
      Hypothetical............................   $1,000.00            $1,019.84                 $5.01
  CLASS B (annualized expense ratio 1.88%)
      Actual..................................   $1,000.00            $ 964.24                  $9.16
      Hypothetical............................   $1,000.00            $1,015.47                 $9.39
  CLASS C (annualized expense ratio 1.88%)
      Actual..................................   $1,000.00            $ 964.26                  $9.16
      Hypothetical............................   $1,000.00            $1,015.47                 $9.39
  CLASS Y (annualized expense ratio 0.85%)
      Actual..................................   $1,000.00            $ 969.21                  $4.15
      Hypothetical............................   $1,000.00            $1,020.58                 $4.26

DAVIS SERIES, INC.
EXPENSE EXAMPLE (Unaudited) - (Continued)
================================================================================

                                                 BEGINNING             ENDING               EXPENSES PAID
                                               ACCOUNT VALUE        ACCOUNT VALUE          DURING PERIOD*
                                                (01/01/05)           (06/30/05)          (01/01/05-06/30/05)
                                                ----------           ----------          -------------------
DAVIS APPRECIATION & INCOME FUND
  CLASS A (annualized expense ratio 1.07%)
      Actual..................................   $1,000.00            $1,022.12                 $5.36
      Hypothetical............................   $1,000.00            $1,019.49                 $5.36
  CLASS B (annualized expense ratio 1.95%)
      Actual..................................   $1,000.00            $1,017.23                 $9.75
      Hypothetical............................   $1,000.00            $1,015.12                 $9.74
  CLASS C (annualized expense ratio 1.95%)
      Actual..................................   $1,000.00            $1,017.49                 $9.75
      Hypothetical............................   $1,000.00            $1,015.12                 $9.74
  CLASS Y (annualized expense ratio 0.83%)
      Actual..................................   $1,000.00            $1,022.96                 $4.16
      Hypothetical............................   $1,000.00            $1,020.68                 $4.16

DAVIS REAL ESTATE FUND
  CLASS A (annualized expense ratio 1.11%)
      Actual..................................   $1,000.00            $1,037.61                 $5.61
      Hypothetical............................   $1,000.00            $1,019.29                 $5.56
  CLASS B (annualized expense ratio 1.90%)
      Actual..................................   $1,000.00            $1,033.81                 $9.58
      Hypothetical............................   $1,000.00            $1,015.37                 $9.49
  CLASS C (annualized expense ratio 1.89%)
      Actual..................................   $1,000.00            $1,034.14                 $9.53
      Hypothetical............................   $1,000.00            $1,015.42                 $9.44
  CLASS Y (annualized expense ratio 0.77%)
      Actual..................................   $1,000.00            $1,039.82                 $3.89
      Hypothetical............................   $1,000.00            $1,020.98                 $3.86


Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to the Class's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). See page 19 for a description of the "Expense Example".

DAVIS SERIES, INC.
EXPENSE EXAMPLE (Unaudited) - (Continued)
================================================================================

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING THE FUNDS' EXPENSE EXAMPLE. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR EACH CLASS.

EXAMPLE

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is from 01/01/05 to 06/30/05. Please note that the Expense Example is general and does not reflect certain transaction or account specific costs, which may increase your total costs of investing in the Funds. If these transaction or account specific costs were included in the Expense Example, the expenses would have been higher.

ACTUAL EXPENSES

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid for on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (Unaudited)
DAVIS OPPORTUNITY FUND

                                                                                                        VALUE
SHARES                                           SECURITY                                             (NOTE 1)
==============================================================================================================
COMMON STOCK - (90.80%)

   APPAREL RETAIL - (3.15%)
       128,300  Sears Holdings Corp.*..........................................................  $  19,194,321
                                                                                                 -------------
   AUTOMOBILES & COMPONENTS - (3.03%)
       246,300  Autoliv, Inc. .................................................................     10,787,940
       211,000  Lear Corp. ....................................................................      7,676,180
                                                                                                 -------------
                                                                                                    18,464,120
                                                                                                 -------------
   AUTOMOTIVE RETAIL - (8.47%)
       122,000  Advance Auto Parts, Inc.*......................................................      7,875,100
     1,230,000  AutoNation, Inc.*..............................................................     25,239,600
       199,300  AutoZone, Inc.*................................................................     18,427,278
                                                                                                 -------------
                                                                                                    51,541,978
                                                                                                 -------------
   CAPITAL GOODS - (6.83%)
       462,000  Hughes Supply, Inc. ...........................................................     12,982,200
       702,500  Robbins & Myers, Inc. .........................................................     15,110,775
        16,910  Tae Young Corp. ...............................................................        564,756
       442,500  Tyco International Ltd. .......................................................     12,921,000
                                                                                                 -------------
                                                                                                    41,578,731
                                                                                                 -------------
   CAPITAL MARKETS - (2.37%)
       947,500  E*TRADE Financial Corp.* ......................................................     13,255,525
        19,250  Julius Baer Holding, Ltd. AG...................................................      1,177,682
                                                                                                 -------------
                                                                                                    14,433,207
                                                                                                 -------------
   COMMERCIAL BANKS - (2.08%)
       418,000  Commerce Bancorp, Inc. ........................................................     12,669,580
                                                                                                 -------------
   COMMERCIAL SERVICES & SUPPLIES - (1.53%)
        47,500  D&B Corp.*.....................................................................      2,928,375
     2,230,000  Rentokil Initial PLC...........................................................      6,382,799
                                                                                                 -------------
                                                                                                     9,311,174
                                                                                                 -------------
   CONSUMER DURABLES & APPAREL - (5.57%)
       293,100  Garmin Ltd. ...................................................................     12,535,887
       283,030  Hunter Douglas NV..............................................................     14,155,884
        87,100  Mohawk Industries, Inc.*.......................................................      7,185,750
                                                                                                 -------------
                                                                                                    33,877,521
                                                                                                 -------------
   CONSUMER FINANCE - (0.29%)
       100,000  Providian Financial Corp.*.....................................................      1,763,000
                                                                                                 -------------
   CONSUMER SERVICES - (2.35%)
     1,069,000  ServiceMaster Co. .............................................................     14,324,600
                                                                                                 -------------
   DIVERSIFIED FINANCIAL SERVICES - (4.92%)
       308,600  Groupe Bruxelles Lambert S.A. .................................................     26,739,179
        35,070  Nong Shim Holdings Co., Ltd. ..................................................      3,183,251
                                                                                                 -------------
                                                                                                    29,922,430
                                                                                                 -------------
    ENERGY - (1.70%)
       191,500  Transocean Inc.*...............................................................     10,335,255
                                                                                                 -------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (Unaudited)
DAVIS OPPORTUNITY FUND - (CONTINUED)

                                                                                                        VALUE
SHARES                                           SECURITY                                             (NOTE 1)
==============================================================================================================
COMMON STOCK - (CONTINUED)

   FOOD & STAPLES RETAILING - (0.63%)
        85,000  Costco Wholesale Corp. ........................................................  $   3,802,475
                                                                                                 -------------
   FOOD, BEVERAGE, & TOBACCO - (1.80%)
       127,125  Heineken Holding NV............................................................      3,553,711
         4,400  Lotte Chilsung Beverage Co., Ltd. .............................................      3,810,923
         5,160  Lotte Confectionery Co., Ltd. .................................................      3,591,300
                                                                                                 -------------
                                                                                                    10,955,934
                                                                                                 -------------
    GENERAL MERCHANDISE STORES - (1.38%)
       660,500  99 Cents Only Stores*..........................................................      8,394,955
                                                                                                 -------------
   HEALTH CARE EQUIPMENT & SERVICES - (8.05%)
        90,500  AmerisourceBergen Corp. .......................................................      6,258,075
       283,000  Cardinal Health, Inc. .........................................................     16,295,140
       109,400  Fisher Scientific International, Inc.*.........................................      7,100,060
       183,600  IDEXX Laboratories, Inc.* .....................................................     11,459,394
       193,000  Lincare Holdings Inc.*.........................................................      7,875,365
                                                                                                 -------------
                                                                                                    48,988,034
                                                                                                 -------------
   HOUSEHOLD & PERSONAL PRODUCTS - (0.65%)
        14,900  Amorepacific Corp. ............................................................      3,946,448
                                                                                                 -------------
   INSURANCE BROKERS - (2.07%)
        33,000  Brown & Brown, Inc. ...........................................................      1,483,020
       401,500  Marsh & McLennan Cos, Inc. ....................................................     11,121,550
                                                                                                 -------------
                                                                                                    12,604,570
                                                                                                 -------------
   LIFE & HEALTH INSURANCE - (0.59%)
        83,000  AFLAC Inc. ....................................................................      3,592,240
                                                                                                 -------------
   MATERIALS - (3.61%)
       324,600  Huntsman Corp.*................................................................      6,579,642
       100,000  Sealed Air Corp.*..............................................................      4,979,000
       186,000  Sigma-Aldrich Corp. ...........................................................     10,418,790
                                                                                                 -------------
                                                                                                    21,977,432
                                                                                                 -------------
   MEDIA - (5.64%)
       330,000  Lagardere S.C.A. ..............................................................     24,460,152
       955,000  WPP Group PLC..................................................................      9,830,120
                                                                                                 -------------
                                                                                                    34,290,272
                                                                                                 -------------
   PROPERTY & CASUALTY INSURANCE - (0.98%)
        66,150  Cincinnati Financial Corp. ....................................................      2,617,886
        50,000  FPIC Insurance Group, Inc.*....................................................      1,461,500
         5,600  Markel Corp.*..................................................................      1,898,400
                                                                                                 -------------
                                                                                                     5,977,786
                                                                                                 -------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (Unaudited)
DAVIS OPPORTUNITY FUND - (CONTINUED)

                                                                                                        VALUE
SHARES/PRINCIPAL                                 SECURITY                                             (NOTE 1)
==============================================================================================================
COMMON STOCK - (CONTINUED)

   REINSURANCE - (1.89%)
        42,000  Everest Re Group, Ltd. ........................................................  $   3,906,000
       135,625  Transatlantic Holdings, Inc. ..................................................      7,570,588
                                                                                                 -------------
                                                                                                    11,476,588
                                                                                                 -------------
   SOFTWARE & SERVICES - (3.73%)
       224,700  Iron Mountain Inc.*............................................................      6,970,194
       581,000  Reynolds & Reynolds Co., Class A...............................................     15,704,430
                                                                                                 -------------
                                                                                                    22,674,624
                                                                                                 -------------
   SPECIALTY STORES - (1.86%)
       495,000  Office Depot, Inc.*............................................................     11,305,800
                                                                                                 -------------
   TECHNOLOGY HARDWARE & EQUIPMENT- (4.94%)
       401,900  Agilent Technologies, Inc.*....................................................      9,251,738
        37,000  Lexmark International, Inc., Class A*..........................................      2,398,710
       786,300  Molex Inc., Class A............................................................     18,434,804
                                                                                                 -------------
                                                                                                    30,085,252
                                                                                                 -------------
   TELECOMMUNICATION SERVICES - (2.94%)
     3,144,600  Covad Communications Group, Inc.*..............................................      4,386,717
       343,300  SK Telecom Co., Ltd., ADR......................................................      7,003,320
       285,000  Telewest Global, Inc.*.........................................................      6,488,025
                                                                                                 -------------
                                                                                                    17,878,062
                                                                                                 -------------
   THRIFTS & MORTGAGE FINANCE - (2.48%)
       234,000  Golden West Financial Corp. ...................................................     15,064,920
                                                                                                 -------------
   UTILITIES - (5.27%)
     5,305,000  Calpine Corp.*.................................................................     18,037,000
       340,000  Sempra Energy..................................................................     14,045,400
                                                                                                 -------------
                                                                                                    32,082,400
                                                                                                 -------------

                           Total Common Stock - (identified cost $445,681,133).................    552,513,709
                                                                                                 -------------

CONVERTIBLE BONDS - (0.82%)

   TELECOMMUNICATION SERVICES - (0.82%)
$    5,600,000  Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11 (c)
                     (identified cost $5,600,000)..............................................      4,990,160
                                                                                                 -------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (Unaudited)
DAVIS OPPORTUNITY FUND  - (CONTINUED)


                                                                                                        VALUE
PRINCIPAL                                        SECURITY                                             (NOTE 1)
==============================================================================================================
SHORT TERM INVESTMENTS - (8.16%)

   FANNIE MAE - (0.39%)
$    2,360,000  2.96%, 07/06/05 - (identified cost $2,359,030) - (b)........................... $    2,359,030
                                                                                                --------------

   REPURCHASE AGREEMENTS - (7.77%)
    15,582,000  Goldman, Sachs & Co. Joint Repurchase Agreement, 3.43%,
                  07/01/05, dated 06/30/05, repurchase value of $15,583,485
                  (collateralized by: U.S. Government agency obligations in a pooled
                  cash account, total market value $15,893,640)................................     15,582,000
    16,688,000  Nomura Securities International, Inc. Joint Repurchase Agreement, 3.44%,
                  07/01/05, dated 06/30/05, repurchase value of $16,689,595
                  (collateralized by: U.S. Government agency obligations in a pooled
                  cash account, total market value $17,021,760)................................     16,688,000
    15,019,000  UBS Financial Services Inc. Joint Repurchase Agreement, 3.43%,
                  07/01/05, dated 06/30/05, repurchase value of $15,020,431
                  (collateralized by: U.S. Government agency obligations in a pooled
                  cash account, total market value $15,319,380)................................     15,019,000
                                                                                                --------------

                           Total Repurchase Agreements - (identified cost $47,289,000).........     47,289,000
                                                                                                --------------

                                Total Short Term Investments - (identified cost $49,648,030)...     49,648,030
                                                                                                --------------

                Total Investments - (99.78%) - (identified cost $500,929,163) - (a)............    607,151,899
                Other Assets Less Liabilities - (0.22%)........................................      1,318,554
                                                                                                --------------
                           Net Assets - (100.00%).............................................. $  608,470,453
                                                                                                ==============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $502,784,300. At June 30,
2005 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:
                Unrealized appreciation........................................................ $  120,223,608
                Unrealized depreciation.......................................................     (15,856,009)
                                                                                                --------------
                           Net unrealized appreciation......................................... $  104,367,599
                                                                                                ==============

(b) A sufficient amount of liquid assets has been designated to cover outstanding written put options, as follows (see Note 8 of the Notes to Financial Statements):

Contracts                                                                                         Premium
Subject to Put   Puts                    Expiration Date       Exercise Price    Value            Received
--------------------------------------------------------------------------------------------------------------
(235)            Sears Holdings Corp.    01/20/07              $100.00           $ (173,900)      $  (476,158)

(c) Illiquid security - See Note 9 of the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (Unaudited)
DAVIS GOVERNMENT BOND FUND


                                                                                                        VALUE
PRINCIPAL                                        SECURITY                                             (NOTE 1)
==============================================================================================================
MORTGAGES - (36.42%)

   FANNIE MAE POOLS - (15.55%)
$    1,654,563    5.00%, 08/01/11 Pool No. 357609..............................................  $   1,674,120
     6,903,982    6.00%, 09/01/17 Pool No. 665776..............................................      7,141,203
                                                                                                 -------------

                           Total FANNIE MAE - (identified cost $8,927,215).....................      8,815,323
                                                                                                 -------------

   FREDDIE MAC POOLS - (20.87%)
       263,214    5.50%, 10/01/06 Pool No. M90680..............................................        265,725
     2,099,642    4.50%, 03/01/08 Pool No. M90803..............................................      2,119,001
     1,893,217    3.50%, 08/01/08 Pool No. M90830..............................................      1,875,364
     1,992,570    3.00%, 04/01/10 Pool No. M90982..............................................      1,927,712
     1,997,172    5.00%, 05/01/10 Pool No. M90980..............................................      2,020,159
       996,996    3.50%, 04/01/12 Pool No. M80974..............................................        970,775
     1,247,550    6.50%, 01/01/15 Pool No. G11063..............................................      1,297,827
     1,304,021    6.00%, 10/01/16 Pool No. E01054..............................................      1,348,579
                                                                                                 -------------

                           Total FREDDIE MAC - (identified cost $11,856,419)...................     11,825,142
                                                                                                 -------------

                           Total Mortgages - (identified cost $20,783,634).....................     20,640,465
                                                                                                 -------------

GOVERNMENT AGENCY NOTES - (59.00%)
       500,000    Fannie Mae, 3.297%, 10/07/05 (b).............................................        500,000
     5,000,000    Fannie Mae, 7.125%, 03/15/07.................................................      5,270,150
     4,000,000    Fannie Mae, 3.41%, 08/30/07..................................................      3,952,640
     2,000,000    Fannie Mae, 6.00%, 05/15/08..................................................      2,113,640
     2,500,000    Fannie Mae, 3.80%, 09/29/09..................................................      2,467,300
     5,000,000    Federal Farm Credit Bank, 3.15%, 01/18/06 (b)................................      5,001,100
     1,000,000    Federal Home Loan Bank, 2.60%, 09/26/06......................................        985,140
     1,000,000    Federal Home Loan Bank, 4.00%, 06/13/08......................................      1,002,730
       300,000    Federal Home Loan Bank, 5.37%, 07/12/11......................................        300,000
     5,000,000    Freddie Mac, 5.50%, 07/15/06.................................................      5,086,850
     1,500,000    Freddie Mac, 3.00%, 09/29/06.................................................      1,484,775
     1,000,000    Freddie Mac, 3.00%, 11/17/06.................................................        989,630
     4,340,000    Freddie Mac, 3.40%, 10/15/07.................................................      4,283,884
                                                                                                 -------------

                           Total Government Agency Notes - (identified cost $33,706,597).......     33,437,839
                                                                                                 -------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (Unaudited)
DAVIS GOVERNMENT BOND FUND - (CONTINUED)

                                                                                                        VALUE
PRINCIPAL                                        SECURITY                                             (NOTE 1)
==============================================================================================================
SHORT TERM INVESTMENTS - (4.09%)

   $   764,000    Goldman, Sachs & Co.,  Joint Repurchase Agreement, 3.43%,
                    07/01/05, dated 06/30/05, repurchase value of $764,073
                    (collateralized by: U.S. Government agency obligations in a pooled
                    cash account, total market value $779,280)................................. $      764,000
       818,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 3.44%,
                    07/01/05, dated 06/30/05, repurchase value of $818,078
                    (collateralized by: U.S. Government agency obligations in a pooled
                    cash account, total market value $834,360).................................        818,000
       736,000    UBS Financial Services Inc. Joint Repurchase Agreement, 3.43%,
                    07/01/05, dated 06/30/05, repurchase value of $736,070
                    (collateralized by: U.S. Government agency obligations in a pooled
                    cash account, total market value $750,720).................................        736,000
                                                                                                --------------

                           Total Short Term Investments - (identified cost $2,318,000).........      2,318,000
                                                                                                --------------


                  Total Investments - (99.51%) - (identified cost $56,808,231) - (a)...........     56,396,304
                  Other Assets Less Liabilities - (0.49%)......................................        279,855
                                                                                                --------------
                           Net Assets - (100.00%).............................................. $   56,676,159
                                                                                                ==============


(a) Aggregate cost for Federal Income Tax purposes is $56,808,231. At June 30,
2005 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                  Unrealized appreciation...................................................... $       24,049
                  Unrealized depreciation......................................................       (435,976)
                                                                                                --------------
                           Net unrealized depreciation......................................... $     (411,927)
                                                                                                ==============

(b) The interest rates on floating rate securities, shown as of June 30, 2005, may change daily or less frequently and are based on indices of market interests rates.

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (Unaudited)
DAVIS GOVERNMENT MONEY MARKET FUND


                                                                                                        VALUE
PRINCIPAL                                        SECURITY                                             (NOTE 1)
==============================================================================================================
FANNIE MAE - (17.23%)
$   12,000,000    3.005%, 07/06/05 (b).........................................................  $  11,999,912
     3,500,000    1.60%, 07/08/05..............................................................      3,499,188
     2,398,000    7.00%, 07/15/05..............................................................      2,401,645
    22,000,000    3.21%, 07/26/05 (b)..........................................................     21,999,696
     3,000,000    6.55%, 09/12/05..............................................................      3,019,931
     7,000,000    1.875%, 09/15/05.............................................................      6,982,221
     5,000,000    2.99%, 10/03/05 (b)..........................................................      4,998,956
     6,000,000    3.297%, 10/07/05 (b).........................................................      6,000,321
     2,500,000    2.25%, 10/28/05..............................................................      2,499,146
     4,000,000    2.17%, 11/25/05..............................................................      3,980,884
     2,000,000    2.25%, 12/09/05..............................................................      1,990,892
    11,000,000    6.00%, 12/15/05..............................................................     11,122,253
     6,000,000    2.35%, 04/29/06..............................................................      5,940,549
    10,000,000    3.22%, 05/09/06 (b)..........................................................      9,998,304
                                                                                                 -------------

                      Total FANNIE MAE - (identified cost $96,433,898).........................     96,433,898
                                                                                                 -------------


FEDERAL FARM CREDIT BANK - (0.26%)
       500,000    2.25%, 01/30/06..............................................................        496,063
     1,000,000    2.88%, 06/29/06..............................................................        991,427
                                                                                                 -------------

                      Total FEDERAL FARM CREDIT BANK - (identified cost $1,487,490)............      1,487,490
                                                                                                 -------------


FEDERAL HOME LOAN BANK - (21.57%)
    20,000,000    3.224%, 07/26/05 (b).........................................................     19,999,724
    20,000,000    3.045%, 08/02/05 (b).........................................................     19,999,687
     2,925,000    1.64%, 08/12/05..............................................................      2,919,302
    13,000,000    3.25%, 08/15/05..............................................................     13,000,644
     8,500,000    1.50%, 08/19/05..............................................................      8,482,190
     5,000,000    3.17375%, 08/26/05 (b).......................................................      4,999,300
    22,000,000    3.13625%, 09/16/05 (b).......................................................     21,998,231
     8,000,000    2.125%, 11/15/05.............................................................      7,963,428
     4,500,000    4.375%, 11/15/05.............................................................      4,516,103
     1,600,000    6.49%, 11/18/05 (b)..........................................................      1,617,609
       500,000    1.875%, 12/09/05.............................................................        496,279
     3,000,000    1.75%, 01/12/06..............................................................      2,972,613
     1,000,000    1.75%, 01/12/06..............................................................        990,847
     8,000,000    3.25%, 04/25/06 (c)..........................................................      8,000,000
     1,500,000    2.02%, 04/28/06..............................................................      1,479,075
     1,270,000    3.25%, 06/22/06 (c)..........................................................      1,270,000
                                                                                                 -------------

                      Total Federal Home Loan Bank - (identified cost $120,705,032)............    120,705,032
                                                                                                 -------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (Unaudited)
DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)

                                                                                                        VALUE
PRINCIPAL                                        SECURITY                                             (NOTE 1)
==============================================================================================================
FREDDIE MAC - (7.64%)
$   23,000,000    7.00%, 07/15/05..............................................................  $  23,034,998
     2,765,000    2.01%, 10/06/05..............................................................      2,756,147
     5,500,000    2.125%, 11/15/05.............................................................      5,476,154
     3,021,000    2.30%, 11/17/05..............................................................      3,008,626
     1,000,000    2.25%, 11/28/05..............................................................        995,357
     3,165,000    5.95%, 01/19/06..............................................................      3,204,601
     4,200,000    6.28%, 03/06/06..............................................................      4,280,070
                                                                                                 -------------

                      Total FREDDIE MAC - (identified cost $42,755,953)........................     42,755,953
                                                                                                 -------------


REPURCHASE AGREEMENTS - (49.23%)
    90,781,000    Goldman, Sachs & Co. Inc. Joint Repurchase Agreement, 3.43%,
                    07/01/05, dated 06/30/05, repurchase value of $90,789,649
                    (collateralized by: U.S. Government agency obligations in a pooled
                   cash account, total market value $92,596,620)...............................     90,781,000
    97,221,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 3.44%,
                    07/01/05, dated 06/30/05, repurchase value of $97,230,290
                    (collateralized by: U.S. Government agency obligations in a pooled
                    cash account, total market value $99,165,420)..............................     97,221,000
    87,499,000    UBS Financial Services Inc. Joint Repurchase Agreement, 3.43%,
                    07/01/05, dated 06/30/05, repurchase value of $87,507,337
                    (collateralized by: U.S. Government agency obligations in a pooled
                   cash account, total market value $89,248,980)...............................     87,499,000
                                                                                                --------------

                      Total Repurchase Agreements - (identified cost $275,501,000).............    275,501,000
                                                                                                --------------

                  Total Investments - (95.93%) - (identified cost $536,883,373) - (a)..........    536,883,373
                  Other Assets Less Liabilities - (4.07%)......................................     22,774,245
                                                                                                --------------
                      Net Assets - (100.00%)................................................... $ 559,657,618
                                                                                                ==============

(a)  Aggregate cost for Federal Income Tax Purposes is $536,883,373.

(b) The interest rates on floating rate securities, shown as of June 30, 2005, may change daily or less frequently and are based on indices of market interests rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(c) Represents a step-up bond: a bond that pays one coupon rate for an initial period followed by a higher coupon rate.

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (Unaudited)
DAVIS FINANCIAL FUND


                                                                                                        VALUE
SHARES                                           SECURITY                                             (NOTE 1)
==============================================================================================================
COMMON STOCK - (99.57%)

   CAPITAL GOODS - (8.21%)
     2,450,000    Tyco International Ltd. ..................................................... $   71,540,000
                                                                                                --------------
   COMMERCIAL BANKS - (4.20%)
     1,208,000    Commerce Bancorp, Inc. ......................................................     36,614,480
                                                                                                --------------
   COMMERCIAL SERVICES & SUPPLIES - (6.25%)
       883,750    D&B Corp.*...................................................................     54,483,187
                                                                                                --------------
   CONSUMER FINANCE - (11.90%)
     1,949,000    American Express Co. ........................................................    103,745,270
                                                                                                --------------
   CONSUMER SERVICES - (2.65%)
       395,500    H&R Block, Inc. .............................................................     23,077,425
                                                                                                --------------
   DIVERSIFIED FINANCIAL SERVICES - (12.73%)
       938,333    Citigroup Inc. ..............................................................     43,379,135
       802,560    JPMorgan Chase & Co. ........................................................     28,346,419
       872,600    Moody's Corp. ..............................................................      39,232,096
                                                                                                --------------
                                                                                                   110,957,650
   FOOD, BEVERAGE, & TOBACCO - (3.00%)
       405,000    Altria Group, Inc. ..........................................................     26,187,300
                                                                                                --------------
   LIFE & HEALTH INSURANCE - (0.65%)
       208,700    China Life Insurance Co., Ltd., ADR*.........................................      5,697,510
                                                                                                --------------
   MATERIALS - (2.62%)
       459,000    Sealed Air Corp.*............................................................     22,853,610
                                                                                                --------------
   MULTI-LINE INSURANCE - (9.96%)
       826,796    American International Group, Inc. ..........................................     48,036,848
       501,200    Loews Corp. .................................................................     38,843,000
                                                                                                --------------
                                                                                                    86,879,848
   PROPERTY & CASUALTY INSURANCE - (18.42%)
           597    Berkshire Hathaway Inc., Class A*............................................     49,849,500
     1,017,056    Cincinnati Financial Corp. ..................................................     40,249,991
       337,300    FPIC Insurance Group, Inc.*..................................................      9,859,279
        88,200    Markel Corp.*................................................................     29,899,800
       311,000    Progressive Corp. (Ohio).....................................................     30,729,910
                                                                                                --------------
                                                                                                   160,588,480
   REINSURANCE - (11.54%)
       225,000    Everest Re Group, Ltd. .....................................................      20,925,000
     1,428,187    Transatlantic Holdings, Inc. ................................................     79,721,398
                                                                                                --------------
                                                                                                   100,646,398
   THRIFTS & MORTGAGE FINANCE - (7.44%)
     1,007,400    Golden West Financial Corp. .................................................     64,856,412
                                                                                                --------------

                           Total Common Stock - (identified cost $464,152,659).................    868,127,570
                                                                                                --------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (Unaudited)
DAVIS FINANCIAL  FUND - (CONTINUED)


                                                                                                        VALUE
PRINCIPAL                                        SECURITY                                             (NOTE 1)
==============================================================================================================
SHORT TERM INVESTMENTS - (0.52%)

$    1,489,000  Goldman, Sachs & Co. Joint Repurchase Agreement, 3.43%,
                  07/01/05, dated 06/30/05, repurchase value of $1,489,142
                  (collateralized by: U.S. Government agency obligations in a pooled
                  cash account, total market value $1,518,780)................................. $    1,489,000
     1,595,000  Nomura Securities International, Inc. Joint Repurchase Agreement, 3.44%,
                  07/01/05, dated 06/30/05, repurchase value of $1,595,152
                  (collateralized by: U.S. Government agency obligations in a pooled
                  cash account, total market value $1,626,900).................................      1,595,000
     1,436,000  UBS Financial Services Inc. Joint Repurchase Agreement, 3.43%,
                  07/01/05, dated 06/30/05, repurchase value of $1,436,137
                  (collateralized by: U.S. Government agency obligations in a pooled
                  cash account, total market value $1,464,720).................................      1,436,000
                                                                                                --------------

                           Total Repurchase Agreements - (identified cost $4,520,000)..........      4,520,000
                                                                                                --------------


                  Total Investments - (100.09%) - (identified cost $468,672,659) - (a)......... $  872,647,570
                  Liabilities Less Other Assets - (0.09%)......................................       (814,812)
                                                                                                --------------
                           Net Assets - (100.00%).............................................. $  871,832,758
                                                                                                ==============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $468,670,104. At June 30,
2005 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                  Unrealized appreciation...................................................... $  404,460,478
                  Unrealized depreciation......................................................       (483,012)
                                                                                                --------------
                           Net unrealized appreciation......................................... $  403,977,466
                                                                                                ==============

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (Unaudited)
DAVIS APPRECIATION & INCOME FUND


                                                                                                        VALUE
SHARES/PRINCIPAL                                 SECURITY                                             (NOTE 1)
==============================================================================================================
CONVERTIBLE PREFERRED STOCK - (7.30%)

   CAPITAL GOODS - (2.02%)
       166,700    United Rentals Trust I, 6.50%, 08/01/28, Conv. Pfd. .........................  $   7,001,400
                                                                                                 -------------
   COMMERCIAL BANKS - (1.09%)
        90,000    HSBC Finance Corp., (Convertible into HSBC Holdings PLC), 8.875%,
                     02/15/06, Adjustable Conversion-Rate Equity Security Cum. Conv. Pfd. .....      3,779,100
                                                                                                 -------------
   PROPERTY & CASUALTY INSURANCE - (0.77%)
       119,400    Travelers Property Casualty Corp., 4.50%, 04/15/32, Conv. Pfd. ..............      2,672,172
                                                                                                 -------------
   TRANSPORTATION - (1.06%)
       161,300    Continental Airlines Finance Trust II, 6.00%, 11/15/30, Cum. Conv. Pfd. .....      3,669,575
                                                                                                 -------------
   UTILITIES - (2.36%)
       169,000    AES Trust III, 6.75%, 10/15/29, Conv. Pfd. ..................................      8,162,700
                                                                                                 -------------

                           Total Convertible Preferred Stock - (identified cost $20,815,286)...     25,284,947
                                                                                                 -------------

CONVERTIBLE BONDS - (44.72%)

   CAPITAL GOODS - (3.89%)
$   10,600,000    Masco Corp., Series B Conv. Sr. Notes, Zero Cpn., 2.919%, 07/20/31 (c)(d)....      4,915,750
     5,500,000    Quanta Services, Inc., Conv. Sub. Deb., 4.50%, 10/01/23 .....................      5,692,500
     3,000,000    Quanta Services, Inc., Conv. Sub. Notes, 4.00%, 07/01/07.....................      2,868,750
                                                                                                 -------------
                                                                                                    13,477,000
   COMMERCIAL SERVICES & SUPPLIES - (7.97%)
     9,160,000    NCO Group Inc., Conv. Sub. Notes, 4.75%, 04/15/06............................      9,125,650
     7,200,000    School Specialty, Inc., Conv. Sub. Notes, 3.75%/Zero Cpn., 08/01/23 (e)......      8,559,000
     8,260,000    Waste Connections, Inc., Conv. Sub. Notes, 3.71%, 05/01/22 (f)...............      9,953,300
                                                                                                 -------------
                                                                                                    27,637,950
   CONSUMER FINANCE - (5.45%)
    11,100,000    American Express Co., Ser. 144A Conv. Sr. Notes, 1.85%/Zero Cpn.,
                       12/01/33 (b)(e).........................................................     11,294,250
    14,200,000    Providian Financial Corp., Conv. Notes, Zero Cpn., 6.58%, 02/15/21 (c)(d)....      7,597,000
                                                                                                 -------------
                                                                                                    18,891,250
   CONSUMER SERVICES - (3.00%)
     4,900,000    GTECH Holdings Corp., Conv. Deb., 1.75%, 12/15/21............................     10,412,500
                                                                                                 -------------
   ENERGY - (4.72%)
    12,400,000    Lehman Brothers Holdings Inc., Conv. Notes, (Convertible into
                     Devon Energy Corp.), 0.25%, 08/23/11 (g)..................................     16,360,560
                                                                                                 -------------
   FOOD & STAPLES RETAILING - (0.83%)
     2,800,000    Costco Wholesale Corp., Conv. Sub. Notes, Zero Cpn., 1.03%,
                      08/19/17 (c)(d)..........................................................      2,866,500
                                                                                                 -------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (Unaudited)
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)


                                                                                                        VALUE
PRINCIPAL/SHARES                                 SECURITY                                             (NOTE 1)
==============================================================================================================
CONVERTIBLE BONDS - (CONTINUED)

   HEALTH CARE EQUIPMENT & SERVICES - (2.64%)
$  12,900,000     Universal Health Services, Inc., Conv. Deb., 0.426%, 06/23/20................  $   9,159,000
                                                                                                 -------------
   MATERIALS - (2.58%)
     9,000,000    Sealed Air Corp., Ser. 144A Conv. Sr. Notes, 3.00%, 06/30/33 (b).............      8,943,750
                                                                                                 -------------
   MEDIA - (2.19%)
    13,050,000    News America Inc., Conv. Notes, Zero Cpn., 3.36%, 02/28/21 (c)(d)............      7,601,625
                                                                                                 -------------
   MULTI-LINE INSURANCE - (3.98%)
     2,500,000    American International Group, Inc., Conv. Sr. Deb., Zero Cpn., 1.76%,
                      11/09/31 (c)(d)..........................................................      1,678,125
    12,895,000    American International Group, Inc., Conv. Sr. Notes, 0.50%, 05/15/07.........     12,121,300
                                                                                                 -------------
                                                                                                    13,799,425
   PHARMACEUTICALS & BIOTECHNOLOGY - (1.09%)
     1,400,000    Valeant Pharmaceuticals International, Conv. Sub. Notes, 4.00%, 11/15/13.....      1,205,750
     3,000,000    Valeant Pharmaceuticals International, Ser. 144A Conv. Sub. Notes,
                      4.00%, 11/15/13 (b)......................................................      2,583,750
                                                                                                 -------------
                                                                                                     3,789,500
   REAL ESTATE - (2.68%)
     9,000,000    Vornado Realty L.P., Conv. Sr. Deb., 3.875%, 04/15/25........................      9,270,000
                                                                                                 -------------
   RESIDENTIAL/COMMERCIAL BUILDING - (0.60%)
     1,600,000    WCI Communities, Inc., Ser. 144A Conv. Sr. Sub. Notes, 4.00%,
                      08/05/23 (b).............................................................      2,060,000
                                                                                                 -------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - (3.10%)
     2,675,000    Fairchild Semiconductor Corp., Conv. Sr. Sub., 5.00%, 11/01/08...............      2,618,156
     8,220,000    International Rectifier Corp., Conv. Sub. Notes, 4.25%, 07/15/07.............      8,137,800
                                                                                                 -------------
                                                                                                    10,755,956

                           Total Convertible Bonds  - (identified cost $142,842,107)...........    155,025,016
                                                                                                 -------------

CORPORATE BONDS - (0.97%)

   AUTOMOTIVE RETAIL - (0.54%)
     1,900,000    AutoZone, Inc., Sr. Notes, 5.50%, 11/15/15...................................      1,888,756
                                                                                                 -------------
   ENERGY - (0.43%)
     1,300,000    Occidental Petroleum Corp., Sr. Notes, 6.75%, 01/15/12.......................      1,473,324
                                                                                                 -------------

                           Total Corporate Bonds  - (identified cost $3,403,125)...............      3,362,080
                                                                                                 -------------

COMMON STOCK - (24.87%)

   AUTOMOTIVE RETAIL - (1.28%)
        47,900    AutoZone, Inc.*..............................................................      4,428,834
                                                                                                 -------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (Unaudited)
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)

                                                                                                        VALUE
SHARES/PRINCIPAL                                 SECURITY                                             (NOTE 1)
==============================================================================================================
COMMON STOCK - (CONTINUED)

   CAPITAL GOODS - (1.59%)
        88,700    Masco Corp. .................................................................  $   2,817,112
       306,700    Quanta Services, Inc.* ......................................................      2,698,960
                                                                                                 -------------
                                                                                                     5,516,072
   COMMERCIAL SERVICES & SUPPLIES - (1.27%)
       118,000    Waste Connections, Inc.* ....................................................      4,400,220
                                                                                                 -------------
   DEPARTMENT STORES - (2.13%)
       140,350    J. C. Penney Co., Inc. ......................................................      7,379,603
                                                                                                 -------------
   DIVERSIFIED FINANCIAL SERVICES - (1.49%)
       111,500    Citigroup Inc. ..............................................................      5,154,645
                                                                                                 -------------
   ENERGY - (0.32%)
        14,500    Occidental Petroleum Corp. ..................................................      1,115,485
                                                                                                 -------------
   FOOD & STAPLES RETAILING - (0.84%)
        64,900    Costco Wholesale Corp. ......................................................      2,903,301
                                                                                                 -------------
   REAL ESTATE - (13.40%)
        70,000    Avalonbay Communities, Inc. .................................................      5,656,000
       163,112    Centerpoint Properties Trust.................................................      6,899,638
       174,200    Developers Diversified Realty Corp. .........................................      8,006,232
       245,667    General Growth Properties, Inc. .............................................     10,094,457
       245,160    SL Green Realty Corp. .......................................................     15,812,820
                                                                                                 -------------
                                                                                                    46,469,147
   RESIDENTIAL/COMMERCIAL BUILDING - (1.26%)
       136,800    WCI Communities, Inc.*.......................................................      4,381,704
                                                                                                 -------------
   SOFTWARE & SERVICES - (1.29%)
       103,000    SAP AG-ADR...................................................................      4,459,900
                                                                                                 -------------


                           Total Common Stock - (identified cost $46,969,779)..................     86,208,911
                                                                                                 -------------

SHORT TERM INVESTMENTS - (21.51%)

$   24,571,000  Goldman, Sachs & Co. Joint Repurchase Agreement, 3.43%,
                  07/01/05, dated 06/30/05, repurchase value of $24,573,341
                  (collateralized by: U.S. Government agency obligations in a pooled
                  cash account, total market value $25,062,420)................................     24,571,000
    26,313,000  Nomura Securities International, Inc. Joint Repurchase Agreement, 3.44%,
                  07/01/05, dated 06/30/05, repurchase value of $24,315,514
                  (collateralized by: U.S. Government agency obligations in a pooled
                  cash account, total market value $26,839,260)................................     26,313,000
    23,682,000  UBS Financial Services Inc. Joint Repurchase Agreement, 3.43%,
                  07/01/05, dated 06/30/05, repurchase value of $23,684,256
                  (collateralized by: U.S. Government agency obligations in a pooled
                  cash account, total market value $24,155,640)................................     23,682,000
                                                                                                --------------
                           Total Short Term Investments - (identified cost $74,566,000)........     74,566,000
                                                                                                --------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (Unaudited)
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)

                                                                                                        VALUE
                                                                                                      (NOTE 1)
==============================================================================================================
                  Total Investments - (99.37%) - (identified cost $288,596,297) - (a).......... $  344,446,954
                  Other Assets Less Liabilities - (0.63%)......................................      2,189,296
                                                                                                --------------
                           Net Assets - (100.00%).............................................. $  346,636,250
                                                                                                ==============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $288,677,722. At June 30,
2005 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                  Unrealized appreciation...................................................... $   58,927,811
                  Unrealized depreciation......................................................     (3,158,579)
                                                                                                --------------
                           Net unrealized appreciation......................................... $   55,769,232
                                                                                                ==============

(b) These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $24,881,750 or 7.18% of the Fund's net assets, as of June 30, 2005.

(c) As of June 30, 2005, zero coupon bonds represented $24,659,000 or 7.11% of the Fund's net assets. Because zero coupon bonds pay no interest their value is generally more volatile than the value of other debt securities.

(d) Zero coupon bonds reflect effective yield on the date of purchase.

(e) Represents a step-down bond - a bond that pays one coupon rate for an initial period followed by a lower coupon rate.

(f) The interest rates on floating rate securities, shown as of June 30, 2005, may change daily or less frequently.

(g) Illiquid security - See Note 9 of the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (Unaudited)
DAVIS REAL ESTATE FUND


                                                                                                        VALUE
SHARES                                           SECURITY                                             (NOTE 1)
==============================================================================================================
COMMON STOCK - (95.30%)

   APARTMENT REITS - (10.18%)
        35,000    American Campus Communities, Inc. ...........................................  $     793,800
       324,000    Archstone-Smith Trust........................................................     12,512,880
       218,000    Camden Property Trust........................................................     11,717,500
       229,333    Essex Property Trust, Inc. ..................................................     19,048,399
       771,921    United Dominion Realty Trust, Inc. ..........................................     18,564,700
                                                                                                 -------------
                                                                                                    62,637,279
                                                                                                 -------------
   DIVERSIFIED REITS - (14.23%)
       587,300    Capital Automotive REIT......................................................     22,396,686
       670,000    Cousins Properties, Inc. ....................................................     19,818,600
       520,673    Duke Realty Corp. ...........................................................     16,484,507
       142,000    iStar Financial Inc. ........................................................      5,905,780
       284,562    Vornado Realty Trust.........................................................     22,878,785
                                                                                                 -------------
                                                                                                    87,484,358
                                                                                                 -------------
   HEALTH CARE REITS - (1.92%)
       391,000    Ventas, Inc. ................................................................     11,808,200
                                                                                                 -------------
   MORTGAGE REITS - (1.53%)
       384,300    Gramercy Capital Corp. ......................................................      9,399,978
                                                                                                 -------------
   OFFICE PROPERTY REITS - (24.70%)
       289,113    Alexandria Real Estate Equities, Inc. .......................................     21,235,350
       416,900    Arden Realty, Inc. ..........................................................     15,000,062
       259,842    Boston Properties, Inc. .....................................................     18,188,940
       480,400    Brandywine Realty Trust......................................................     14,724,260
       460,356    CarrAmerica Realty Corp. ....................................................     16,655,680
       208,000    Columbia Equity Trust, Inc.*.................................................      3,192,800
       618,138    Corporate Office Properties Trust............................................     18,204,164
       388,600    Kilroy Realty Corp. .........................................................     18,454,614
       406,358    SL Green Realty Corp. .......................................................     26,210,091
                                                                                                 -------------
                                                                                                   151,865,961
                                                                                                 -------------
   REAL ESTATE OPERATIONS/DEVELOPMENT - (8.07%)
     1,420,183    Brixton PLC..................................................................      9,064,933
        63,300    Derwent Valley Holdings PLC..................................................      1,349,634
       349,142    Forest City Enterprises, Inc., Class A.......................................     24,789,082
       184,000    Hammerson PLC................................................................      2,932,440
       490,000    Liberty International PLC....................................................      8,502,783
       319,000    Slough Estates PLC...........................................................      2,980,646
                                                                                                 -------------
                                                                                                    49,619,518
                                                                                                 -------------
   REGIONAL MALL REITS - (8.28%)
       547,557    General Growth Properties, Inc. .............................................     22,499,117
       246,800    Mills Corp. .................................................................     15,002,972
       185,253    Simon Property Group, Inc. ..................................................     13,428,990
                                                                                                 -------------
                                                                                                    50,931,079
                                                                                                 -------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (Unaudited)
DAVIS REAL ESTATE FUND - (CONTINUED)


                                                                                                        VALUE
SHARES                                           SECURITY                                             (NOTE 1)
==============================================================================================================
COMMON STOCK - (CONTINUED)

   RESIDENTIAL/COMMERCIAL BUILDING - (0.96%)
       185,400    WCI Communities, Inc.*.......................................................  $   5,938,362
                                                                                                 -------------
   SHOPPING CENTER REITS - (12.55%)
       476,808    Developers Diversified Realty Corp. .........................................     21,914,096
       312,795    Kimco Realty Corp. ..........................................................     18,426,754
       270,400    Pan Pacific Retail Properties, Inc. .........................................     17,949,152
       329,778    Regency Centers Corp. .......................................................     18,863,302
                                                                                                 -------------
                                                                                                    77,153,304
   WAREHOUSE & INDUSTRIAL REITS - (12.88%)
       496,148    Catellus Development Corp. ..................................................     16,273,654
       948,254    Centerpoint Properties Trust.................................................     40,111,144
       566,492    ProLogis.....................................................................     22,795,638
                                                                                                 -------------
                                                                                                    79,180,436

                           Total Common Stock - (identified cost $385,069,227).................    586,018,475
                                                                                                 -------------

PREFERRED STOCK - (0.47%)

   APARTMENT REITS - (0.47%)
        43,700    Equity Residential, 7.00%, Series E, Cum. Conv. Pfd. ........................      1,802,625
        32,000    Equity Residential, 8.60%, Series D, Cum. Pfd. ..............................        852,320
        10,000    Equity Residential, 9.125%, Series C, Cum. Pfd. .............................        262,800
                                                                                                 -------------

                           Total Preferred Stock - (identified cost $2,204,017)................      2,917,745
                                                                                                 -------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2005 (Unaudited)
DAVIS REAL ESTATE FUND - (CONTINUED)

                                                                                                        VALUE
PRINCIPAL                                        SECURITY                                             (NOTE 1)
==============================================================================================================
SHORT TERM INVESTMENTS - (3.91%)

$    7,919,000    Goldman, Sachs & Co., Joint Repurchase Agreement, 3.43%,
                   07/01/05, dated 06/30/05, repurchase value of $7,919,755
                    (collateralized by: U.S. Government agency obligations in a pooled
                   cash account, total market value $8,077,380)................................ $    7,919,000
     8,481,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 3.44%,
                   07/01/05, dated 06/30/05, repurchase value of $8,481,810
                    (collateralized by: U.S. Government agency obligations in a pooled
                   cash account, total market value $8,650,620)................................      8,481,000
     7,633,000    UBS Financial Services Inc. Joint Repurchase Agreement, 3.43%,
                   07/01/05, dated 06/30/05, repurchase value of $7,633,727
                    (collateralized by: U.S. Government agency obligations in a pooled
                   cash account, total market value $7,785,660)................................      7,633,000
                                                                                                --------------

                           Total Short Term Investments - (identified cost $24,033,000)........     24,033,000
                                                                                                --------------

                  Total Investments - (99.68%) - (identified cost $411,306,244) - (a)..........    612,969,220
                  Other Assets Less Liabilities - (0.32%)......................................      1,963,605
                                                                                                --------------
                           Net Assets - (100.00%).............................................. $  614,932,825
                                                                                                ==============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $413,955,932. At June 30,
2005 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                  Unrealized appreciation...................................................... $  199,239,300
                  Unrealized depreciation.....................................................        (226,012)
                                                                                                --------------
                           Net unrealized appreciation......................................... $  199,013,288
                                                                                                ==============

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
STATEMENTS OF ASSETS AND LIABILITIES
At June 30, 2005 (Unaudited)
================================================================================

                                                                       DAVIS
                                                         DAVIS       GOVERNMENT                          DAVIS
                                         DAVIS        GOVERNMENT       MONEY            DAVIS         APPRECIATION        DAVIS
                                      OPPORTUNITY        BOND          MARKET          FINANCIAL        & INCOME       REAL ESTATE
                                         FUND            FUND           FUND             FUND             FUND            FUND
                                     -------------   -------------   -------------   -------------    -------------   -------------
ASSETS:
Investments in securities, at
  value * (see accompanying
  Schedules of Investments) .......  $ 607,151,899   $  56,396,304   $ 536,883,373   $ 872,647,570    $ 344,446,954   $ 612,969,220
Cash ..............................          5,546           4,757          14,586          37,703            4,165           7,251
Receivables:
  Dividends and interest ..........        585,516         478,862       1,946,936       1,305,053        1,058,933       2,285,337
  Capital stock sold ..............      2,849,465         399,965      28,150,681       3,080,361        2,535,755       2,335,902
  Investment securities sold ......           --              --              --              --               --         4,583,111
Prepaid expenses ..................         25,250          15,535          21,700           4,900           14,190          35,320
Other assets ......................           --            13,386            --              --               --              --
                                     -------------   -------------   -------------   -------------    -------------   -------------
    Total assets ..................    610,617,676      57,308,809     567,017,276     877,075,587      348,059,997     622,216,141
                                     -------------   -------------   -------------   -------------    -------------   -------------
LIABILITIES:
Payables:
  Capital stock reacquired ........      1,030,037         456,743         463,328       3,895,073          895,241       2,416,073
  Investment securities
  purchased .......................           --              --         6,552,995            --               --         3,908,950
  Distributions payable ...........           --            51,796          10,058            --               --              --
Accrued expenses ..................        220,371          61,032         113,725         280,897          123,291         236,109
Accrued management fees ...........        343,996          14,792         219,552         478,320          206,813         348,472
Options written, at value
  (premiums received $476,158)
  (see accompanying Schedules
  of Investments) .................        173,900            --              --              --               --              --
Distribution and service plan
  fees (Note 3) ...................        378,919          48,287            --           588,539          198,402         373,712
                                     -------------   -------------   -------------   -------------    -------------   -------------
    Total liabilities .............      2,147,223         632,650       7,359,658       5,242,829        1,423,747       7,283,316
                                     -------------   -------------   -------------   -------------    -------------   -------------
NET ASSETS ........................  $ 608,470,453   $  56,676,159   $ 559,657,618   $ 871,832,758    $ 346,636,250   $ 614,932,825
                                     =============   =============   =============   =============    =============   =============


NET ASSETS CONSIST OF:
Par value of shares of capital
  stock ...........................  $     267,625   $     102,096   $   5,596,576   $     225,843    $     124,407   $     150,785
Additional paid-in capital ........    482,410,132      63,486,011     554,061,042     463,973,461      286,071,855     378,200,027
Undistributed net investment
  income (loss) ...................         68,207            --              --          (537,324)         985,562       1,985,865
Accumulated net realized gains
  (losses) from investment and
  foreign currency transactions....     19,204,762      (6,500,021)           --         4,195,867        3,603,769      32,935,288
Net unrealized appreciation
  (depreciation) on investments
  and foreign currency
  transactions ....................    106,519,727        (411,927)           --       403,974,911       55,850,657     201,660,860
                                     -------------   -------------   -------------   -------------    -------------   -------------
                                     $ 608,470,453   $  56,676,159   $ 559,657,618   $ 871,832,758    $ 346,636,250   $ 614,932,825
                                     =============   =============   =============   =============    =============   =============

* Including repurchase agreements of $275,501,000 and $74,566,000 for Davis Government Money Market Fund and Davis Appreciation & Income Fund, respectively, and cost of $500,929,163, $56,808,231, $536,883,373, $468,672,659, $288,596,297,
and $411,306,244 for Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, respectively.

DAVIS SERIES, INC.
STATEMENTS OF ASSETS AND LIABILITIES - (Continued)
At June 30, 2005 (Unaudited)
================================================================================

                                                                       DAVIS
                                                        DAVIS        GOVERNMENT                      DAVIS
                                         DAVIS        GOVERNMENT       MONEY          DAVIS       APPRECIATION      DAVIS
                                       OPPORTUNITY       BOND          MARKET       FINANCIAL       & INCOME     REAL ESTATE
                                          FUND           FUND           FUND           FUND           FUND          FUND
                                      ------------   ------------   ------------   ------------   ------------   ------------
CLASS A SHARES
  Net assets ......................   $371,421,298   $ 19,456,877   $508,405,691   $541,811,406   $189,669,643   $345,341,526
  Shares outstanding ..............     15,758,556      3,500,231    508,405,691     13,645,241      6,793,277      8,468,083
  Net asset value and redemp-
    tion price per share (net
    assets/shares outstanding) ....   $      23.57   $       5.56   $       1.00   $      39.71   $      27.92   $      40.78
                                      ============   ============   ============   ============   ============   ============
  Maximum offering price per
    share (100/95.25 of net
    asset value) ..................   $      24.75   $       5.84   $       1.00   $      41.69   $      29.31   $      42.81
                                      ============   ============   ============   ============   ============   ============
CLASS B SHARES
  Net assets ......................   $100,502,468   $ 30,605,510   $ 43,628,577   $227,941,087   $ 81,408,071   $103,724,009
  Shares outstanding ..............      4,833,664      5,520,603     43,628,577      6,216,016      2,949,497      2,558,796
  Net asset value, offering and
    redemption price per share
    (net assets/shares
    outstanding) ..................   $      20.79   $       5.54   $       1.00   $      36.67   $      27.60   $      40.54
                                      ============   ============   ============   ============   ============   ============
CLASS C SHARES
  Net assets ......................   $109,935,578   $  6,383,971   $  7,623,350   $ 93,132,685   $ 43,254,474   $ 93,939,950
  Shares outstanding ..............      5,071,859      1,147,801      7,623,350      2,501,088      1,546,041      2,301,039
  Net asset value, offering and
    redemption price per share
    (net assets/shares
    outstanding) ..................   $      21.68   $       5.56   $       1.00   $      37.24   $      27.98   $      40.83
                                      ============   ============   ============   ============   ============   ============
CLASS Y SHARES
  Net assets ......................   $ 26,611,109   $    229,801   $       --     $  8,947,580   $ 32,304,062   $ 71,927,340
  Shares outstanding ..............      1,098,417         41,012           --          221,991      1,151,894      1,750,542
  Net asset value, offering and
  redemption price per share
  (net assets/shares
  outstanding) ....................   $      24.23   $       5.60   $       --     $      40.31   $      28.04   $      41.09
                                      ============   ============   ============   ============   ============   ============


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
STATEMENTS OF OPERATIONS
For the six months ended June 30, 2005 (Unaudited)

================================================================================

                                                                            DAVIS
                                                               DAVIS      GOVERNMENT                     DAVIS         DAVIS
                                                 DAVIS      GOVERNMENT      MONEY         DAVIS       APPRECIATION      REAL
                                              OPPORTUNITY      BOND         MARKET      FINANCIAL      & INCOME        ESTATE
                                                 FUND          FUND          FUND         FUND            FUND          FUND
                                             ------------  ------------  ------------  ------------   ------------   ------------
INVESTMENT INCOME
  (LOSS):
Income:
  Dividends .............................    $  2,925,153  $       --    $       --    $  5,549,895   $  2,155,161   $ 10,903,107
  Interest ..............................         735,673     1,128,247     7,158,143        22,578      3,032,027        576,333
                                             ------------  ------------  ------------  ------------   ------------   ------------
      Total income* .....................       3,660,826     1,128,247     7,158,143     5,572,473      5,187,188     11,479,440
                                             ------------  ------------  ------------  ------------   ------------   ------------
Expenses:
  Management fees (Note 2) ..............       1,902,665        95,692     1,257,480     2,885,564      1,127,718      1,941,775
  Custodian fees ........................          68,407        15,998        36,316        62,544         29,542         47,584
  Transfer agent fees
    Class A .............................         255,133        35,573        31,777       308,786         68,276        161,254
    Class B .............................          89,281        36,410        38,884       228,034         54,076         75,604
    Class C .............................          82,084         8,611         8,534        88,196         24,974         55,686
    Class Y .............................           8,570           400          --           7,059          2,966          4,748
  Audit fees ............................           7,800         6,000        10,200        15,000          8,400         10,200
  Legal fees ............................           2,663           331         3,100         5,631          1,745          3,218
  Accounting fees (Note 2) ..............           3,252         1,248        18,750         7,248          3,750          4,752
  Reports to s hareholders ..............          62,652         6,260        40,357       111,194         34,403         90,585
  Directors' fees and expenses ..........          26,525         5,234        26,114        41,228         14,828         26,516
  Registration and filing fees ..........          38,275        21,966        33,418        44,975         33,483         35,025
  Miscellaneous .........................           3,633         1,818         2,661        23,571          3,569          6,537
  Distribution plan payments (Note 3)
    Class A .............................         417,503        20,590          --         533,142        141,623        388,801
    Class B .............................         501,516       158,081          --       1,249,247        395,401        541,845
    Class C .............................         492,106        31,005          --         484,275        186,218        424,946
                                             ------------  ------------  ------------  ------------   ------------   ------------
      Total expenses ....................       3,962,065       445,217     1,507,591     6,095,694      2,130,972      3,819,076
      Expenses paid indirectly
      (Note 6) ..........................            (756)          (14)         (213)          (24)          (370)           (15)
                                             ------------  ------------  ------------  ------------   ------------   ------------
      Net expenses ......................       3,961,309       445,203     1,507,378     6,095,670      2,130,602      3,819,061
                                             ------------  ------------  ------------  ------------   ------------   ------------
        Net investment
          income (loss) .................        (300,483)      683,044     5,650,765      (523,197)     3,056,586      7,660,379
                                             ------------  ------------  ------------  ------------   ------------   ------------

REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS:
Net realized gain (loss) from:
  Investment transactions ...............      24,583,764      (166,126)         --      20,653,511      4,933,313     18,662,995
  Foreign currency transactions .........          30,543          --            --          (8,013)          --            5,255
Net change in unrealized
  appreciation (depreciation)
  on investments ........................     (15,335,617)     (303,491)         --     (51,980,717)      (567,437)    (4,600,796)
                                             ------------  ------------  ------------  ------------   ------------   ------------
Net realized and unrealized
  gain (loss) on investments and
  foreign currency ......................       9,278,690      (469,617)         --     (31,335,219)     4,365,876     14,067,454
                                             ------------  ------------  ------------  ------------   ------------   ------------
Net increase (decrease) in net assets
  resulting from operations .............    $  8,978,207  $    213,427  $  5,650,765  $(31,858,416)  $  7,422,462   $ 21,727,833
                                             ============  ============  ============  ============   ============   ============
*Net of foreign taxes
  withheld as follows: ..................    $    266,031          --            --    $     27,821   $      5,363   $     35,720


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended June 30, 2005 (Unaudited)

================================================================================

                                                                         DAVIS
                                                          DAVIS       GOVERNMENT                          DAVIS           DAVIS
                                           DAVIS       GOVERNMENT        MONEY            DAVIS       APPRECIATION         REAL
                                        OPPORTUNITY       BOND           MARKET        FINANCIAL        & INCOME         ESTATE
                                           FUND           FUND           FUND             FUND             FUND            FUND
                                      -------------   -------------   -------------   -------------   -------------   -------------
OPERATIONS:
  Net investment income (loss) .....  $    (300,483)  $     683,044   $   5,650,765   $    (523,197)  $   3,056,586   $   7,660,379
  Net realized gain (loss) from
    investments and foreign
    currency transactions ..........     24,614,307        (166,126)           --        20,645,498       4,933,313      18,668,250
  Net change in unrealized
    appreciation (depreciation) on
    investments ....................    (15,335,617)       (303,491)           --       (51,980,717)       (567,437)     (4,600,796)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Net increase (decrease) in net
    assets resulting from
    operations .....................      8,978,207         213,427       5,650,765     (31,858,416)      7,422,462      21,727,833

DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS FROM:

  Net investment income
    Class A ..........................         --          (267,540)     (5,100,436)           --        (1,065,912)     (1,667,230)
    Class B ..........................         --          (345,825)       (475,599)           --          (340,468)       (378,298)
    Class C ..........................         --           (66,376)        (74,730)           --          (161,553)       (308,033)
    Class Y ..........................         --            (3,303)           --              --          (218,906)       (423,458)

CAPITAL SHARE
  TRANSACTIONS:

  Net increase (decrease) in net
  assets resulting from capital
  share transactions (Note 5)
    Class A ........................     50,911,429         581,650     (10,244,095)    (23,265,309)     36,554,437      20,250,514
    Class B ........................     (5,712,129)     (4,047,388)     (3,353,763)    (39,414,491)       (350,366)    (23,834,568)
    Class C ........................     15,446,259        (253,862)        874,698      (7,730,165)      7,978,029       4,184,203
    Class Y ........................      8,807,041          12,220            --          (719,399)      1,515,422         377,612
                                      -------------   -------------   -------------   -------------   -------------   -------------

      Total increase (decrease)
        in net assets ..............     78,430,807      (4,176,997)    (12,723,160)   (102,987,780)     51,333,145      19,928,575

NET ASSETS:
  Beginning of period ..............    530,039,646      60,853,156     572,380,778     974,820,538     295,303,105     595,004,250
                                      -------------   -------------   -------------   -------------   -------------   -------------

  End of period* ...................  $ 608,470,453   $  56,676,159   $ 559,657,618   $ 871,832,758   $ 346,636,250   $ 614,932,825
                                      =============   =============   =============   =============   =============   =============
    *Including undistributed
      net investment
      income (loss) of .............  $      68,207            --              --     $    (537,324)  $     985,562   $   1,985,865


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31, 2004

================================================================================

                                                                          DAVIS
                                                         DAVIS         GOVERNMENT                         DAVIS           DAVIS
                                         DAVIS        GOVERNMENT          MONEY           DAVIS       APPRECIATION        REAL
                                      OPPORTUNITY        BOND             MARKET       FINANCIAL        & INCOME         ESTATE
                                          FUND           FUND             FUND            FUND            FUND            FUND
                                     -------------   -------------   -------------   -------------   -------------   -------------
OPERATIONS:
  Net investment income (loss).....  $     455,746   $   1,056,705   $   4,860,826   $  (2,933,485)  $   5,545,884   $   8,131,272
  Net realized gain (loss) from
    investments and foreign
    currency transactions .........     11,335,610        (811,806)           --         3,832,203       9,109,960      44,031,123
  Net change in unrealized
    appreciation (depreciation) on
    investments ...................     44,965,985        (442,417)           --       103,620,216      16,785,438      89,237,413
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Net increase (decrease) in net
    assets resulting from
    operations ....................     56,757,341        (197,518)      4,860,826     104,518,934      31,441,282     141,399,808

DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS FROM:

  Net investment income
    Class A .......................           --          (524,437)     (4,324,920)           --        (3,242,374)     (5,409,746)
    Class B .......................           --          (825,650)       (460,928)           --        (1,243,573)     (1,807,079)
    Class C .......................           --          (158,571)        (74,978)           --          (475,223)     (1,105,564)
    Class Y .......................           --            (6,543)           --              --          (760,635)     (1,592,398)

  Return of capital
    Class A .......................           --           (11,049)           --              --              --              --
    Class B .......................           --           (17,394)           --              --              --              --
    Class C .......................           --            (3,341)           --              --              --              --
    Class Y .......................           --              (138)           --              --              --              --

CAPITAL SHARE
  TRANSACTIONS:

  Net increase (decrease) in net
  assets resulting from capital
  share transactions (Note 5)
    Class A .......................     76,403,515      (5,675,919)     22,033,738     (14,714,722)     22,939,552      55,916,138
    Class B .......................     (3,375,430)    (26,549,215)    (17,969,867)    (57,150,094)      1,150,314     (14,537,597)
    Class C .......................     24,470,358      (6,073,516)     (3,114,348)    (14,994,142)      7,243,485      10,424,182
    Class Y .......................      9,163,756         (38,399)           --        (2,772,790)      1,643,607        (488,828)
                                     -------------   -------------   -------------   -------------   -------------   -------------

      Total increase (decrease)
        in net assets .............    163,419,540     (40,081,690)        949,523      14,887,186      58,696,435     182,798,916

NET ASSETS:
  Beginning of year ...............    366,620,106     100,934,846     571,431,255     959,933,352     236,606,670     412,205,334
                                     -------------   -------------   -------------   -------------   -------------   -------------

  End of year* ....................  $ 530,039,646   $  60,853,156   $ 572,380,778   $ 974,820,538   $ 295,303,105   $ 595,004,250
                                     =============   =============   =============   =============   =============   =============
    *Including undistributed
      net investment
      income (loss) of ............  $     368,690            --              --     $     (14,127)  $    (284,185)  $  (2,897,495)


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Davis Series, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "40 Act") as amended, as an open-end management investment company. Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, and Davis Appreciation & Income Fund are diversified under the 40 Act. Davis Real Estate Fund is non-diversified under the 40 Act. The Company operates as a series issuing shares of common stock in the following six funds (collectively "the Funds"):

DAVIS OPPORTUNITY FUND seeks to achieve growth of capital. It invests primarily in common stocks and other equity securities, and may invest in both domestic and foreign issuers.

DAVIS GOVERNMENT BOND FUND seeks to achieve current income. It invests in debt securities which are obligations of, or which are guaranteed by, the U.S. Government, its agencies or instrumentalities. Effective February 1, 2005, the Fund modified its investment strategy to maintain a weighted average maturity of three years or less. Previously, the Fund sought to maintain a weighted average maturity of between three and ten years.

DAVIS GOVERNMENT MONEY MARKET FUND seeks to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity. It invests in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities. There is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

DAVIS FINANCIAL FUND seeks to achieve growth of capital. It invests primarily in common stocks and other equity securities, and will concentrate investments in companies principally engaged in the banking and financial services industries.

DAVIS APPRECIATION & INCOME FUND seeks to achieve total return. Under normal circumstances, the Fund invests in a diversified portfolio of convertible securities, common and preferred stock, and fixed income securities. It may invest in lower rated bonds commonly known as "junk bonds".

DAVIS REAL ESTATE FUND seeks to achieve total return through a combination of growth and income. It invests primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments.

     Because of the risk inherent in any investment program, the Company cannot ensure that the investment objective of any of its series will be achieved.

     The Company accounts separately for the assets, liabilities and operations of each series. Each series offers shares in four classes, Class A, Class B, Class C, and Class Y. The Class A shares are sold with a front-end sales charge, except for shares of the Davis Government Money Market Fund which are sold at net asset value. Class B and C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class' distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

DAVIS SERIES, INC. NOTES TO
FINANCIAL STATEMENTS - (Continued)
June 30, 2005 (Unaudited)
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

A. VALUATION OF SECURITIES - Portfolio securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith by the Board of Directors. Short-term obligations are valued at amortized cost, which approximates fair value. The valuation procedures are reviewed and subject to approval by the Board of Directors.

B. MASTER REPURCHASE AGREEMENTS - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C. CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D. FOREIGN CURRENCY - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

     Reported net realized foreign exchange gains or losses arise from sales and maturities of investments, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2005 (Unaudited)
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

E. FEDERAL INCOME TAXES - It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. At June 30, 2005, Davis Government Bond Fund had approximately $84,000 of post October 2004 losses available to offset future capital gains if any, which expire in 2013. At June 30, 2005, Davis Financial Fund had approximately $3,458,000 of post October 2004 losses available to offset future capital gains if any, which expire in 2013. Additionally, Davis Financial Fund had $14,000 of post October 2004 foreign currency losses which were deferred. At June 30, 2005, Davis Appreciation & Income Fund had approximately $59,000 of post October 2004 losses available to offset future capital gains if any, which expire in 2013. At June 30, 2005, each Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                                                    DAVIS                              DAVIS
                                 DAVIS            GOVERNMENT         DAVIS          APPRECIATION
                              OPPORTUNITY            BOND          FINANCIAL         & INCOME
                                  FUND               FUND             FUND             FUND
                            --------------      --------------   --------------   --------------
         EXPIRING
         --------
        12/31/2007          $       -           $    1,973,000   $       -        $       -
        12/31/2008                  -                  906,000           -                -
        12/31/2009                  -                  -                 -                -
        12/31/2010               3,342,000             -                 -             1,482,000
        12/31/2011                  -                2,128,000       12,994,000           -
        12/31/2012                  -                1,243,000           -                -
                            --------------      --------------   --------------   --------------
          TOTAL             $    3,342,000      $    6,250,000   $   12,994,000   $    1,482,000

F. USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G. SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2005 (Unaudited)
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, the tax deferral of losses on "wash sale" transactions, tax treatment of paydowns on fixed income securities and net operating losses. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATE

     Advisory fees are paid monthly to Davis Advisors, the Funds' investment adviser (the "Adviser"). The fee for the Davis Government Money Market Fund is 0.50% of the first $250 million of average net assets, 0.45% of the next $250 million of average net assets, and 0.40% of average net assets in excess of $500 million. The fee for the Davis Government Bond Fund was 0.50% of average net assets. Effective February 1, 2005, the fee for the Davis Government Bond Fund is 0.30% of average net assets. The fee for each of the Davis Opportunity Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund is 0.75% of the average net assets for the first $250 million, 0.65% of the average net assets on the next $250 million, and 0.55% of the average net assets in excess of $500 million. Advisory fees paid during the six months ended June 30, 2005, approximated 0.68%, 0.34%, 0.47%, 0.63%, 0.73%, and 0.68% of average net assets for the Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, respectively.

     State Street Bank & Trust Company ("State Street Bank") is the Funds' primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the six months ended June 30, 2005 for the Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund amounted to $21,790, $3,225, $5,940, $40,658, $9,912, and
$17,385, respectively. State Street Bank is the Funds' primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds' custodian. The Adviser is also paid for certain accounting services. The fee for the six months ended June 30, 2005 for the Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund amounted to $3,252, $1,248, $18,750, $7,248, $3,750, and
$4,752, respectively. Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

     Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2005 (Unaudited)
================================================================================

NOTE 3 - DISTRIBUTION AND UNDERWRITING FEES

     CLASS A SHARES OF THE DAVIS OPPORTUNITY FUND, DAVIS GOVERNMENT BOND FUND, DAVIS FINANCIAL FUND, DAVIS APPRECIATION & INCOME FUND, AND DAVIS REAL ESTATE FUND

     Class A shares of the Funds are sold at net asset value plus a sales charge and are redeemed at net asset value.

     During the six months ended June 30, 2005, Davis Distributors, LLC, the Funds' Underwriter (the "Underwriter" or "Distributor") received $545,828, $7,473, $182,743, $395,615, and $413,755 from commissions earned on sales of Class A shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, respectively, of which $81,234, $1,139, $25,965, $61,501, and $65,386 was retained by the Underwriter and the remaining $464,594, $6,334, $156,778, $334,114, and $348,369 was re-allowed to investment dealers. The Underwriter paid the costs of prospectuses in excess of those required to be filed as part of the Funds' registration statement, sales literature, and other expenses assumed or incurred by it in connection with such sales.

     The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers which remain outstanding during the period. The service fee is paid at the annual rate up to 1/4 of 1% of the average net assets maintained by the responsible dealers. The service fee for Class A shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund for the six months ended June 30, 2005 was $417,503, $20,590, $533,142, $141,623, and $388,801, respectively.

     CLASS B SHARES OF THE DAVIS OPPORTUNITY FUND, DAVIS GOVERNMENT BOND FUND, DAVIS FINANCIAL FUND, DAVIS APPRECIATION & INCOME FUND, AND DAVIS REAL ESTATE FUND

     Class B shares of the Funds are sold at net asset value and are redeemed at net asset value. A contingent deferred sales charge may be assessed on shares redeemed within six years of purchase.

     Each of the Class B shares of the Funds (other than Davis Government Money Market Fund) pay a distribution fee to reimburse the Distributor for commission advances on the sale of each Fund's Class B shares. Payments under the Class B Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which currently is 1.00%. Therefore, the effective rate of the Class B Distribution Plan is currently 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rules also limit the aggregate amount the Funds may pay for distribution to 6.25% of gross Funds sales since inception of the Distribution Plans plus interest at 1% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime rate plus 1%) of distribution charges that exceed the 1% annual limit in some future period or periods when the plan limits have not been reached.

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2005 (Unaudited)
================================================================================

NOTE 3 - DISTRIBUTION AND UNDERWRITING FEES - (CONTINUED)

     During the six months ended June 30, 2005, Class B shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund made distribution plan payments which included distribution fees of $377,005, $118,685, $939,743, $296,996, and $407,516, respectively and service fees of $124,511, $39,396,
$309,504, $98,405, and $134,329, respectively.

     Commission advances by the Distributor during the six months ended June 30, 2005 on the sale of Class B shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund amounted to $146,756, $4,207, $64,599, $123,350, and $113,474, respectively, all of which was reallowed to qualified selling dealers.

     The Distributor intends to seek payment from Class B shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund in the amounts of $2,634,704, $4,853,193, $24,612,419, $7,252,595, and $13,960,424, respectively, representing the cumulative commission advances by the Distributor on the sale of the Funds' Class B shares, plus interest, reduced by cumulative distribution fees paid by the Funds and cumulative contingent deferred sales charges paid by redeeming shareholders. The Funds have no contractual obligation to pay any such distribution charges and the amounts, if any, timing and condition of such payments are solely within the discretion of the Directors who are not interested persons of the Funds or the Distributor.

     A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Funds within six years of the original purchase. The charge is a declining percentage starting at 4% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the six months ended June 30, 2005, the Distributor received contingent deferred sales charges from Class B shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund of $62,445, $41,835, $155,574, $52,860, and $46,418, respectively.

     CLASS C SHARES OF THE DAVIS OPPORTUNITY FUND, DAVIS GOVERNMENT BOND FUND, DAVIS FINANCIAL FUND, DAVIS APPRECIATION & INCOME FUND, AND DAVIS REAL ESTATE FUND

     Class C shares of the Funds are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge of 1% if redeemed within one year of purchase. Payments under the Class C Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which currently is 1.00%. Therefore, the effective rate of the Class C Distribution Plan is currently 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class C shares are subject to the same 6.25% and 1% limitations applicable to the Class B Distribution Plan.

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2005 (Unaudited)
================================================================================

NOTE 3 - DISTRIBUTION AND UNDERWRITING FEES - (CONTINUED)

     During the six months ended June 30, 2005, Class C shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund made distribution fees of $369,079, $23,254, $363,206, $139,663, and $318,709, respectively and service fees of $123,027, $7,751, $121,069, $46,555, and $106,237. During the six months ended June 30, 2005, the Distributor received $7,765, $10, $1,440, $2,732, and $4,982 in contingent deferred sales charges from Class C shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, respectively.

DAVIS GOVERNMENT MONEY MARKET FUND

     All classes of shares of the Davis Government Money Market Fund are sold to investors at net asset value. The shareholders of the Davis Government Money Market Fund have adopted a Distribution expense plan in accordance with Rule 12b-1, which does not provide for any amounts to be paid directly to the Distributor as either compensation or reimbursement for distributing shares of the Fund, but does authorize the use of the advisory fee to the extent such fee may be considered to be indirectly financing any activity or expense which is primarily intended to result in the sale of Fund shares.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     Purchases and sales of investment securities (excluding short-term securities) during the six months ended June 30, 2005 for the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund were as follows:

                                                    DAVIS                          DAVIS
                              DAVIS              GOVERNMENT         DAVIS       APPRECIATION          DAVIS
                           OPPORTUNITY              BOND          FINANCIAL       & INCOME         REAL ESTATE
                               FUND                 FUND             FUND           FUND               FUND
                          -------------        --------------   -------------  ---------------   ---------------
Cost of purchases         $ 210,417,274        $   20,284,801   $   5,320,870  $    16,429,000   $    91,253,388
Proceeds of sales         $ 143,338,453        $   20,831,268   $  80,922,305  $    15,540,749   $    49,098,172

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2005 (Unaudited)
================================================================================

NOTE 5 - CAPITAL STOCK

     At June 30, 2005, there were 10 billion shares of capital stock ($0.01 par value per share) authorized of which 550 million shares each are designated to the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund and 4.1 billion shares are designated to the Davis Government Money Market Fund. Transactions in capital stock were as follows:

                                                                       SIX MONTHS ENDED
                                                                        JUNE 30, 2005
CLASS A                                                                   (UNAUDITED)
                                --------------------------------------------------------------------------------------------------
                                                                    DAVIS
                                                     DAVIS        GOVERNMENT                           DAVIS             DAVIS
                                    DAVIS         GOVERNMENT         MONEY             DAVIS        APPRECIATION         REAL
                                 OPPORTUNITY         BOND            MARKET          FINANCIAL        & INCOME          ESTATE
                                     FUND            FUND             FUND              FUND             FUND            FUND
                                -------------    -------------    -------------    -------------    -------------    -------------
Shares sold .................       3,429,410          599,610      246,572,532        1,007,077        1,739,129        1,486,365
Shares issued in reinvestment
  of distributions ..........            --             40,127        5,084,120             --             30,918           43,696
                                -------------    -------------    -------------    -------------    -------------    -------------
                                    3,429,410          639,737      251,656,652        1,007,077        1,770,047        1,530,061
Shares redeemed .............      (1,227,146)        (534,857)    (261,900,747)      (1,590,292)        (419,352)        (991,453)
                                -------------    -------------    -------------    -------------    -------------    -------------
  Net increase (decrease)....       2,202,264          104,880      (10,244,095)        (583,215)       1,350,695          538,608
                                =============    =============    =============    =============    =============    =============

Proceeds from shares sold ...   $  79,130,949    $   3,334,577    $ 246,572,532    $  40,349,464    $  47,052,016    $  56,187,758
Proceeds from shares issued
  in reinvestment of
  distributions .............            --            223,154        5,084,120             --            827,358        1,583,527
                                -------------    -------------    -------------    -------------    -------------    -------------
                                   79,130,949        3,557,731      251,656,652       40,349,464       47,879,374       57,771,285
Cost of shares redeemed .....     (28,219,520)      (2,976,081)    (261,900,747)     (63,614,773)     (11,324,937)     (37,520,771)
                                -------------    -------------    -------------    -------------    -------------    -------------
  Net increase (decrease)....   $  50,911,429    $     581,650    $ (10,244,095)   $ (23,265,309)   $  36,554,437    $  20,250,514
                                =============    =============    =============    =============    =============    =============

                                                                            YEAR ENDED
CLASS A                                                                  DECEMBER 31, 2004
                                --------------------------------------------------------------------------------------------------
                                                                     DAVIS
                                                      DAVIS        GOVERNMENT                           DAVIS             DAVIS
                                    DAVIS          GOVERNMENT         MONEY            DAVIS        APPRECIATION         REAL
                                 OPPORTUNITY          BOND            MARKET         FINANCIAL        & INCOME           ESTATE
                                     FUND             FUND             FUND             FUND             FUND             FUND
                                -------------    -------------    -------------    -------------    -------------    -------------
Shares sold .................       5,947,705          818,851      477,407,253        2,360,132        1,473,357        3,375,894
Shares issued in reinvestment
  of distributions ..........            --             78,776        4,284,733             --            114,054          145,405
                                -------------    -------------    -------------    -------------    -------------    -------------
                                    5,947,705          897,627      481,691,986        2,360,132        1,587,411        3,521,299
Shares redeemed .............      (2,355,653)      (1,897,961)    (459,658,248)      (2,767,530)        (714,743)      (1,875,358)
                                -------------    -------------    -------------    -------------    -------------    -------------
  Net increase (decrease)....       3,592,052       (1,000,334)      22,033,738         (407,398)         872,668        1,645,941
                                =============    =============    =============    =============    =============    =============

Proceeds from shares sold ...   $ 125,781,889    $   4,632,306    $ 477,407,253    $  90,445,659    $  38,248,105    $ 111,968,065
Proceeds from shares issued
  in reinvestment of
  distributions                          --            446,234        4,284,733             --          2,961,362        5,075,111
                                -------------    -------------    -------------    -------------    -------------    -------------
                                  125,781,889        5,078,540      481,691,986       90,445,659       41,209,467      117,043,176
Cost of shares redeemed .....     (49,378,374)     (10,754,459)    (459,658,248)    (105,160,381)     (18,269,915)     (61,127,038)
                                -------------    -------------    -------------    -------------    -------------    -------------
     Net increase (decrease)    $  76,403,515    $  (5,675,919)   $  22,033,738    $ (14,714,722)   $  22,939,552    $  55,916,138
                                =============    =============    =============    =============    =============    =============

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2005 (Unaudited)
================================================================================

NOTE 5 - CAPITAL STOCK - (CONTINUED)


                                                                         SIX MONTHS ENDED
                                                                          JUNE 30, 2005
CLASS B                                                                     (UNAUDITED)
                                     --------------------------------------------------------------------------------------------
                                                                        DAVIS
                                                        DAVIS         GOVERNMENT                         DAVIS           DAVIS
                                        DAVIS         GOVERNMENT        MONEY           DAVIS        APPRECIATION        REAL
                                     OPPORTUNITY         BOND           MARKET        FINANCIAL        & INCOME         ESTATE
                                         FUND            FUND            FUND            FUND            FUND            FUND
                                     ------------    ------------    ------------    ------------    ------------    ------------
Shares sold ..................            370,077         895,219      13,062,975          69,464         349,615         132,416
Shares issued in reinvestment
  of distributions ...........               --            48,510         431,736            --            10,785           9,109
                                     ------------    ------------    ------------    ------------    ------------    ------------
                                          370,077         943,729      13,494,711          69,464         360,400         141,525
Shares redeemed ..............           (650,151)     (1,672,039)    (16,848,474)     (1,135,984)       (373,905)       (772,786)
                                     ------------    ------------    ------------    ------------    ------------    ------------
  Net increase (decrease) ....           (280,074)       (728,310)     (3,353,763)     (1,066,520)        (13,505)       (631,261)
                                     ============    ============    ============    ============    ============    ============


Proceeds from shares sold ....       $  7,548,927    $  4,965,189    $ 13,062,975    $  2,587,856    $  9,399,390    $  4,974,586
Proceeds from shares issued in
  reinvestment of
  distributions ..............               --           269,084         431,736            --           285,922         328,745
                                     ------------    ------------    ------------    ------------    ------------    ------------
                                        7,548,927       5,234,273      13,494,711       2,587,856       9,685,312       5,303,331
Cost of shares redeemed ......        (13,261,056)     (9,281,661)    (16,848,474)    (42,002,347)    (10,035,678)    (29,137,899)
                                     ------------    ------------    ------------    ------------    ------------    ------------
  Net increase (decrease) ....       $ (5,712,129)   $ (4,047,388)   $ (3,353,763)   $(39,414,491)   $   (350,366)   $(23,834,568)
                                     ============    ============    ============    ============    ============    ============

                                                                         YEAR ENDED
CLASS B                                                               DECEMBER 31, 2004
                                 --------------------------------------------------------------------------------------------
                                                                   DAVIS
                                                    DAVIS        GOVERNMENT                         DAVIS           DAVIS
                                     DAVIS        GOVERNMENT        MONEY          DAVIS        APPRECIATION        REAL
                                  OPPORTUNITY        BOND           MARKET        FINANCIAL       & INCOME         ESTATE
                                     FUND            FUND            FUND           FUND             FUND           FUND
                                 ------------    ------------    ------------    ------------    ------------    ------------
Shares sold ..................      1,009,859         927,957      27,958,920         277,785         666,371         575,068
Shares issued in reinvestment
  of distributions ...........           --           113,715         407,051            --            40,276          45,100
                                 ------------    ------------    ------------    ------------    ------------    ------------
                                    1,009,859       1,041,672      28,365,971         277,785         706,647         620,168
Shares redeemed ..............     (1,195,009)     (5,746,211)    (46,335,838)     (1,894,047)       (663,569)     (1,082,733)
                                 ------------    ------------    ------------    ------------    ------------    ------------
  Net increase (decrease) ....       (185,150)     (4,704,539)    (17,969,867)     (1,616,262)         43,078        (462,565)
                                 ============    ============    ============    ============    ============    ============


Proceeds from shares sold ....   $ 19,064,666    $  5,255,340    $ 27,958,920    $  9,892,462    $ 16,953,880    $ 19,044,307
Proceeds from shares issued in
  reinvestment of
  distributions ..............           --           643,702         407,051            --         1,030,797       1,549,373
                                 ------------    ------------    ------------    ------------    ------------    ------------
                                   19,064,666       5,899,042      28,365,971       9,892,462      17,984,677      20,593,680
Cost of shares redeemed ......    (22,440,096)    (32,448,257)    (46,335,838)    (67,042,556)    (16,834,363)    (35,131,277)
                                 ------------    ------------    ------------    ------------    ------------    ------------
  Net increase (decrease) ....   $ (3,375,430)   $(26,549,215)   $(17,969,867)   $(57,150,094)   $  1,150,314    $(14,537,597)
                                 ============    ============    ============    ============    ============    ============

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2005 (Unaudited)
================================================================================

NOTE 5 - CAPITAL STOCK - (CONTINUED)

                                                                       SIX MONTHS ENDED
                                                                         JUNE 30, 2005
CLASS C                                                                   (UNAUDITED)
                                    --------------------------------------------------------------------------------------------
                                                                      DAVIS
                                                       DAVIS        GOVERNMENT                          DAVIS          DAVIS
                                        DAVIS        GOVERNMENT        MONEY           DAVIS        APPRECIATION        REAL
                                     OPPORTUNITY        BOND           MARKET        FINANCIAL        & INCOME         ESTATE
                                         FUND           FUND            FUND            FUND            FUND            FUND
                                    ------------    ------------    ------------    ------------    ------------    ------------
Shares sold ..................         1,094,539         268,502       3,956,166         126,348         402,566         306,972
Shares issued in reinvestment
  of distributions ...........              --             9,570          66,589            --             5,124           7,525
                                    ------------    ------------    ------------    ------------    ------------    ------------
                                       1,094,539         278,072       4,022,755         126,348         407,690         314,497
Shares redeemed ..............          (371,267)       (323,126)     (3,148,057)       (331,475)       (115,418)       (204,370)
                                    ------------    ------------    ------------    ------------    ------------    ------------
  Net increase (decrease) ....           723,272         (45,054)        874,698        (205,127)        292,272         110,127
                                    ============    ============    ============    ============    ============    ============

Proceeds from shares sold ....      $ 23,335,740    $  1,492,155    $  3,956,166    $  4,774,552    $ 10,970,823    $ 11,653,609
Proceeds from shares issued in
  reinvestment of
  distributions ..............              --            53,267          66,589            --           137,678         273,480
                                    ------------    ------------    ------------    ------------    ------------    ------------
                                      23,335,740       1,545,422       4,022,755       4,774,552      11,108,501      11,927,089
Cost of shares redeemed ......        (7,889,481)     (1,799,284)     (3,148,057)    (12,504,717)     (3,130,472)     (7,742,886)
                                    ------------    ------------    ------------    ------------    ------------    ------------
  Net increase (decrease) ....      $ 15,446,259    $   (253,862)   $    874,698    $ (7,730,165)   $  7,978,029    $  4,184,203
                                    ============    ============    ============    ============    ============    ============

                                                                        YEAR ENDED
CLASS C                                                               DECEMBER 31, 2004
                                   --------------------------------------------------------------------------------------------
                                                                      DAVIS
                                                       DAVIS        GOVERNMENT                         DAVIS          DAVIS
                                      DAVIS         GOVERNMENT        MONEY           DAVIS        APPRECIATION       REAL
                                   OPPORTUNITY         BOND           MARKET        FINANCIAL        & INCOME         ESTATE
                                       FUND            FUND            FUND            FUND            FUND            FUND
                                   ------------    ------------    ------------    ------------    ------------    ------------
Shares sold ..................        1,669,316         230,729       7,513,060         329,707         494,527         643,004
Shares issued in reinvestment
  of distributions ...........             --            22,254          63,889            --            15,533          27,792
                                   ------------    ------------    ------------    ------------    ------------    ------------
                                      1,669,316         252,983       7,576,949         329,707         510,060         670,796
Shares redeemed ..............         (427,329)     (1,321,274)    (10,691,297)       (747,263)       (235,154)       (375,566)
                                   ------------    ------------    ------------    ------------    ------------    ------------
  Net increase (decrease) ....        1,241,987      (1,068,291)     (3,114,348)       (417,556)        274,906         295,230
                                   ============    ============    ============    ============    ============    ============

Proceeds from shares sold ....     $ 32,862,166    $  1,309,046    $  7,513,060    $ 11,933,190    $ 12,843,318    $ 21,689,773
Proceeds from shares issued in
  reinvestment of
  distributions ..............             --           126,445          63,889            --           403,412         965,967
                                   ------------    ------------    ------------    ------------    ------------    ------------
                                     32,862,166       1,435,491       7,576,949      11,933,190      13,246,730      22,655,740
Cost of shares redeemed ......       (8,391,808)     (7,509,007)    (10,691,297)    (26,927,332)     (6,003,245)    (12,231,558)
                                   ------------    ------------    ------------    ------------    ------------    ------------
  Net increase (decrease) ....     $ 24,470,358    $ (6,073,516)   $ (3,114,348)   $(14,994,142)   $  7,243,485    $ 10,424,182
                                   ============    ============    ============    ============    ============    ============

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2005 (Unaudited)
================================================================================

NOTE 5 - CAPITAL STOCK - (CONTINUED)

                                                                  SIX MONTHS ENDED
                                                                    JUNE 30, 2005
CLASS Y                                                              (UNAUDITED)
                                     ----------------------------------------------------------------------------

                                                         DAVIS                          DAVIS           DAVIS
                                         DAVIS       GOVERNMENT         DAVIS        APPRECIATION       REAL
                                     OPPORTUNITY         BOND         FINANCIAL        & INCOME         ESTATE
                                         FUND            FUND            FUND            FUND            FUND
                                     ------------    ------------    ------------    ------------    ------------
Shares sold ..................            465,198           2,140          20,735          67,450          29,406
Shares issued in reinvestment
  of distributions ...........               --               542            --             7,883          11,346
                                     ------------    ------------    ------------    ------------    ------------
                                          465,198           2,682          20,735          75,333          40,752
Shares redeemed ..............            (92,874)           (500)        (38,728)        (19,457)        (30,602)
                                     ------------    ------------    ------------    ------------    ------------
  Net increase (decrease) ....            372,324           2,182         (17,993)         55,876          10,150
                                     ============    ============    ============    ============    ============

Proceeds from shares sold ....       $ 11,009,734    $     11,984    $    850,926    $  1,833,733    $  1,126,832
Proceeds from shares issued in
  reinvestment of
  distributions ..............               --             3,037            --           211,734         413,907
                                     ------------    ------------    ------------    ------------    ------------
                                       11,009,734          15,021         850,926       2,045,467       1,540,739
Cost of shares redeemed ......         (2,202,693)         (2,801)     (1,570,325)       (530,045)     (1,163,127)
                                     ------------    ------------    ------------    ------------    ------------
  Net increase (decrease) ....       $  8,807,041    $     12,220    $   (719,399)   $  1,515,422    $    377,612
                                     ============    ============    ============    ============    ============

                                                              YEAR ENDED
CLASS Y                                                    DECEMBER 31, 2004
                                 ----------------------------------------------------------------------------

                                                    DAVIS                           DAVIS           DAVIS
                                    DAVIS         GOVERNMENT        DAVIS        APPRECIATION       REAL
                                 OPPORTUNITY         BOND         FINANCIAL        & INCOME         ESTATE
                                    FUND             FUND            FUND            FUND           FUND
                                 ------------    ------------    ------------    ------------    ------------
Shares sold ..................        689,645          13,490          31,662          59,811          54,043
Shares issued in reinvestment
  of distributions ...........           --               802            --            28,568          44,657
                                 ------------    ------------    ------------    ------------    ------------
                                      689,645          14,292          31,662          88,379          98,700
Shares redeemed ..............       (277,719)        (21,044)       (103,910)        (26,322)       (119,648)
                                 ------------    ------------    ------------    ------------    ------------
  Net increase (decrease) ....        411,926          (6,752)        (72,248)         62,057         (20,948)
                                 ============    ============    ============    ============    ============

Proceeds from shares sold ....   $ 15,130,205    $     77,500    $  1,232,991    $  1,582,464    $  1,868,363
Proceeds from shares issued in
  reinvestment of
  distributions ..............           --             4,566            --           744,839       1,563,965
                                 ------------    ------------    ------------    ------------    ------------
                                   15,130,205          82,066       1,232,991       2,327,303       3,432,328
Cost of shares redeemed ......     (5,966,449)       (120,465)     (4,005,781)       (683,696)     (3,921,156)
                                 ------------    ------------    ------------    ------------    ------------
  Net increase (decrease) ....   $  9,163,756    $    (38,399)   $ (2,772,790)   $  1,643,607    $   (488,828)
                                 ============    ============    ============    ============    ============

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2005 (Unaudited)
================================================================================

NOTE 6 - EXPENSES PAID INDIRECTLY

     Under an agreement with the custodian bank, custody fees are reduced by credits for cash balances. Such reductions amounted to $756, $14, $213, $24, $370, and $15 for Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, respectively, during the six months ended June 30, 2005.

NOTE 7 - BANK BORROWINGS

     Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. At June 30, 2005, Davis Financial Fund had no borrowings outstanding. For the six months ended June 30, 2005, the average daily loan balance was $1,031,315 at an average interest rate of 3.5433%. Davis Financial Fund had gross borrowings and gross repayments of $40,493,000 and $41,673,000, respectively, during the six months ended June 30, 2005. The maximum amount of borrowings outstanding at any month end was $1,949,000. Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund had no borrowings outstanding for the six months ended June 30, 2005.

NOTE 8 - OPTION ACTIVITY

     Each Fund may purchase or sell options (including "put options") to pursue its investment objective or for hedging purposes. When selling a put option, the purchaser receives the right to sell, and the writer (the Fund) the obligation to buy, the underlying investment at the exercise price during the option period.

     When writing a put option on a security, to secure its obligation to pay for the underlying security, each Fund will deposit, in escrow, liquid assets with a value equal to or greater than the exercise price of the underlying securities. Each Fund therefore, foregoes the opportunity of investing the segregated assets. The premium each Fund receives from writing a put option represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, each Fund also assumes the obligation, during the option period, to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. See the Statement of Additional Information for more information concerning the Funds' use of options.

     Options are valued daily based upon the Funds' valuation procedures (Note
1) and unrealized appreciation or depreciation is recorded. Each Fund will realize a gain or loss upon the expiration or closing of the option transaction. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are reported in the Statement of Operations.

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2005 (Unaudited)
================================================================================

NOTE 8 - OPTION ACTIVITY - (CONTINUED)

Written put option activity for the six months ended June 30, 2005 was as follows:

                                                                          DAVIS OPPORTUNITY FUND
                                                                          ----------------------
                                                                       Number of             Amount of
                                                                       Contracts             Premiums
                                                                    ---------------      ---------------
   Options outstanding as of December 31, 2004.....................         235          $     476,158
       Options written.............................................         -                    -
       Options closed or expired...................................         -                    -
       Options exercised...........................................         -                    -
                                                                    ---------------      ---------------
   Options outstanding as of June 30, 2005.........................         235          $     476,158
                                                                    ===============      ===============

NOTE 9 - ILLIQUID SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in Davis Opportunity Fund and Davis Appreciation & Income Fund amounted to $4,990,160 or 0.82% and $16,360,560 or 4.72% of the Fund's net assets, respectively, as of June 30, 2005.

                                                                                                        Valuation per Unit
                                                              Acquisition                   Cost per      as of June 30,
Fund                  Security                                    Date        Principal       Unit            2005
----                  --------                                ------------    ---------    ----------   ------------------
Davis                 Level 3 Communications, Inc.,
Opportunity Fund      Conv. Sr. Notes, 10.00%,
                      05/01/11                                  4/04/05       5,600,000      $ 100.00          $  89.11

Davis                 Lehman Brothers Holdings Inc.,
Appreciation &        Conv. Notes, (Convertible into
Income Fund           Devon Energy Corp.), 0.25%,
                      08/23/11                                  8/16/04       12,400,000     $ 100.00          $ 131.94

NOTE 10 - LITIGATION MATTERS

     On June 2, 2004, a proposed class action lawsuit was filed in the United States District Court for the Southern District of New York on behalf of investors in certain mutual funds ("Funds") managed by Davis Selected Advisers L.P. ("Davis Advisors") including the Davis Funds. The plaintiffs claim that Davis Advisors and its affiliates, and the individual directors of the Funds (collectively the "Defendants") used Fund assets to pay brokers to market the Funds and that the Defendants disguised such payments as brokerage commissions and further failed to disclose such payments in public filings or elsewhere. The lawsuit seeks damages of unspecified amounts. Three substantially identical proposed class action lawsuits were filed against the Defendants later in June and July 2004 in the United States Court for the Southern District of New York. All four suits have been consolidated into a single action. Davis Advisors believes the actions are without merit and the Defendants intend to vigorously defend the proceedings. Although no determination can be made at this time, the Funds do not expect this lawsuit to have a material adverse effect on the assets or results of the Funds.

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS OPPORTUNITY FUND
================================================================================

     The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS A

                                                      SIX MONTHS
                                                         ENDED                       YEAR ENDED DECEMBER 31,
                                                     JUNE 30, 2005  ----------------------------------------------------------
                                                      (UNAUDITED)     2004       2003         2002          2001        2000(3)
                                                     -------------  -------     -------      -------      -------      -------
Net Asset Value, Beginning of Period ...............    $ 23.20     $ 20.47     $ 14.53      $ 16.81      $ 18.60      $ 22.17
                                                        -------     -------     -------      -------      -------      -------

Income  (Loss) From Investment  Operations
   Net Investment Income (Loss) ....................       0.01        0.08       (0.07)       (0.07)       (0.07)       (0.11)
   Net Realized and Unrealized Gains (Losses).......       0.36        2.65        6.01        (2.21)       (1.44)        2.22
                                                        -------     -------     -------      -------      -------      -------
       Total From Investment Operations ............       0.37        2.73        5.94        (2.28)       (1.51)        2.11
                                                        -------     -------     -------      -------      -------      -------

Dividends and Distributions
   Distributions from Realized Gains ...............         --          --          --           --        (0.27)       (5.68)
   Distributions in Excess of Net Realized Gains....         --          --          --           --        (0.01)          --
                                                        -------     -------     -------      -------      -------      -------
       Total Dividends and Distributions ...........         --          --          --           --        (0.28)       (5.68)
                                                        -------     -------     -------      -------      -------      -------
Net Asset Value, End of Period .....................    $ 23.57     $ 23.20     $ 20.47      $ 14.53      $ 16.81      $ 18.60
                                                        =======     =======     =======      =======      =======      =======

Total Return(1) ....................................       1.59%      13.34%      40.88%      (13.56)%      (8.06)%      11.49%

Ratios/Supplemental Data
   Net Assets,  End of Period (000 omitted) ........   $371,421    $314,526    $204,015     $111,685     $101,057      $83,607
   Ratio of Expenses to Average Net Assets .........       1.16%*      1.20%       1.30%        1.31%        1.23%        1.19%
   Ratio of Net Investment Income (Loss) to
     Average Net Assets ............................       0.16%*      0.39%      (0.47)%      (0.49)%      (0.50)%      (0.59)%
   Portfolio Turnover Rate(2) ......................      27.66%      22.22%      42.34%       42.74%       40.96%       60.06%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  In 2000 the Fund made favorable investments in initial public offerings
     (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.

*    Annualized.


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS OPPORTUNITY FUND
================================================================================

        The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS B

                                                       SIX MONTHS
                                                          ENDED                       YEAR ENDED DECEMBER 31,
                                                      JUNE 30, 2005     ------------------------------------------------------
                                                       (UNAUDITED)       2004        2003        2002        2001       2000(3)
                                                      -------------     ------      ------      ------      ------      ------
Net Asset Value, Beginning of Period ...............     $ 20.55       $ 18.28     $ 13.07     $ 15.24     $ 17.05     $ 20.95
                                                         -------       -------     -------     -------     -------     -------

Income  (Loss) From Investment  Operations
   Net Investment Loss .............................       (0.07)        (0.08)      (0.19)      (0.17)      (0.18)      (0.23)
   Net Realized and Unrealized Gains (Losses) ......        0.31          2.35        5.40       (2.00)      (1.35)       2.01
                                                         -------       -------     -------     -------     -------     -------
       Total From Investment Operations ............        0.24          2.27        5.21       (2.17)      (1.53)       1.78
                                                         -------       -------     -------     -------     -------     -------

Dividends and Distributions
   Distributions from Realized Gains ...............          --            --          --          --       (0.27)      (5.68)
   Distributions in Excess of Net Realized Gains....          --            --          --          --       (0.01)         --
                                                         -------       -------     -------     -------     -------     -------
       Total Dividends and Distributions ...........          --            --          --          --       (0.28)      (5.68)
                                                         -------       -------     -------     -------     -------     -------
Net Asset Value, End of Period .....................     $ 20.79       $ 20.55     $ 18.28     $ 13.07      $ 15.24    $ 17.05
                                                         =======       =======     =======     =======     =======     =======
Total Return(1) ....................................        1.17%        12.42%      39.86%     (14.24)%     (8.92)%     10.57%

Ratios/Supplemental Data
   Net Assets,  End of Period (000 omitted) ........    $100,502      $105,077     $96,854     $68,895     $69,903     $66,271
   Ratio of Expenses to Average Net Assets .........        1.94%*        1.97%       2.06%       2.09%       2.06%       2.08%
   Ratio of Net Investment Loss to Average
     Net Assets ....................................       (0.62)%*      (0.38)%     (1.23)%     (1.27)%     (1.33)%     (1.48)%
   Portfolio Turnover Rate(2) ......................       27.66%        22.22%      42.34%      42.74%      40.96%      60.06%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  In 2000 the Fund made favorable investments in initial public offerings
     (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.

*    Annualized.


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS OPPORTUNITY FUND
================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS C

                                                        SIX MONTHS
                                                           ENDED                        YEAR ENDED DECEMBER 31,
                                                       JUNE 30, 2005    ------------------------------------------------------
                                                        (UNAUDITED)      2004        2003        2002        2001       2000(3)
                                                       -------------    ------      ------      ------      ------      ------
Net Asset Value, Beginning of Period ...............      $ 21.42      $ 19.05     $ 13.62     $ 15.89     $ 17.76     $ 21.62
                                                          -------      -------     -------     -------     -------     -------

Income (Loss) From Investment Operations
   Net Investment Loss .............................        (0.05)       (0.06)      (0.17)      (0.16)      (0.13)      (0.17)
   Net Realized and Unrealized Gains (Losses) ......         0.31         2.43        5.60       (2.11)      (1.46)       1.99
                                                          -------      -------     -------     -------     -------     -------
       Total From Investment Operations ............         0.26         2.37        5.43       (2.27)      (1.59)       1.82
                                                          -------      -------     -------     -------     -------     -------

Dividends and Distributions
   Distributions from Realized Gains ...............           --           --          --          --       (0.27)      (5.68)
   Distributions  in Excess of Net Realized Gains ..           --           --          --          --       (0.01)         --
                                                          -------      -------     -------     -------     -------     -------
       Total Dividends and Distributions ...........           --           --          --          --       (0.28)      (5.68)
                                                          -------      -------     -------     -------     -------     -------
Net Asset Value, End of Period .....................      $ 21.68      $ 21.42     $ 19.05     $ 13.62     $ 15.89     $ 17.76
                                                          =======      =======     =======     =======     =======     =======

Total Return(1) ....................................         1.21%       12.44%      39.87%     (14.29)%     (8.90)%     10.42%

Ratios/Supplemental Data
   Net Assets,  End of Period (000 omitted) ........     $109,936      $93,149     $59,174     $38,793     $30,879     $13,326
   Ratio of Expenses to Average Net Assets .........         1.93%*       1.97%       2.05%       2.06%       2.08%       2.15%
   Ratio of Net Investment Loss to
     Average  Net Assets ...........................        (0.61)%*     (0.38)%     (1.22)%     (1.24)%     (1.35)%     (1.55)%
   Portfolio Turnover Rate(2) ......................        27.66%       22.22%      42.34%      42.74%      40.96%      60.06%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  In 2000 the Fund made favorable investments in initial public offerings
     (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.

*    Annualized.


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS OPPORTUNITY FUND
================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS Y

                                                       SIX MONTHS
                                                          ENDED                        YEAR ENDED DECEMBER 31,
                                                      JUNE 30, 2005     -----------------------------------------------------
                                                       (UNAUDITED)       2004       2003        2002        2001       2000(3)
                                                      -------------     ------     ------      ------      ------      ------
Net Asset Value, Beginning of Period ...........         $ 23.81       $ 20.93    $ 14.80     $ 17.07     $ 18.83     $ 22.31
                                                         -------       -------    -------     -------     -------     -------

Income (Loss) From Investment Operations
   Net Investment Income (Loss) ................            0.06(4)       0.17      (0.02)      (0.02)      (0.03)      (0.04)
   Net Realized and Unrealized  Gains (Losses) .            0.36          2.71       6.15       (2.25)      (1.45)       2.24
                                                         -------       -------    -------     -------     -------     -------
       Total From Investment Operations ........            0.42          2.88       6.13       (2.27)      (1.48)       2.20
                                                         -------       -------    -------     -------     -------     -------

Dividends and Distributions
   Distributions from Realized Gains ...........              --            --         --          --       (0.27)      (5.68)
   Distributions in Excess of Net Realized Gains              --            --         --          --       (0.01)         --
                                                         -------       -------    -------     -------     -------     -------
       Total Dividends and Distributions .......              --            --         --          --       (0.28)      (5.68)
                                                         -------       -------    -------     -------     -------     -------
Net Asset Value, End of Period .................         $ 24.23       $ 23.81    $ 20.93     $ 14.80     $ 17.07     $ 18.83
                                                         =======       =======    =======     =======     =======     =======

Total Return(1) ................................            1.76%        13.76%     41.42%     (13.30)%     (7.81)%     11.83%

Ratios/Supplemental Data
   Net Assets,  End of Period (000 omitted) ....         $26,611       $17,287     $6,577      $4,353      $4,309      $4,176
   Ratio of Expenses to Average Net Assets .....            0.83%*        0.86%      0.93%       0.93%       0.91%       0.93%
   Ratio of Net Investment Income (Loss) to
     Average  Net Assets .......................            0.49%*        0.73%     (0.10)%     (0.11)%     (0.18)%     (0.33)%
   Portfolio Turnover Rate(2) ..................           27.66%        22.22%     42.34%      42.74%      40.96%      60.06%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  In 2000 the Fund made favorable investments in initial public offerings
     (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.

(4) Per share calculations were based on average shares outstanding for the period.

*    Annualized.

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS GOVERNMENT BOND FUND
================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS A

                                                       SIX MONTHS
                                                          ENDED                       YEAR ENDED DECEMBER 31,
                                                      JUNE 30, 2005    ------------------------------------------------------
                                                       (UNAUDITED)      2004         2003        2002        2001       2000
                                                      -------------    ------       ------      ------      ------     ------
Net Asset Value, Beginning of Period ...............      $ 5.60       $ 5.73       $ 5.92      $ 5.68      $ 5.60     $ 5.38
                                                          ------       ------       ------      ------      ------     ------

Income From Investment  Operations
   Net Investment Income ...........................        0.08         0.14         0.09        0.21        0.26       0.29
   Net Realized and Unrealized Gains (Losses) ......       (0.04)       (0.13)       (0.08)       0.27        0.08       0.22
                                                          ------       ------       ------      ------      ------     ------
       Total From Investment Operations ............        0.04         0.01         0.01        0.48        0.34       0.51
                                                          ------       ------       ------      ------      ------     ------

Dividends and Distributions
   Net Investment Income ...........................       (0.08)       (0.14)       (0.17)      (0.23)      (0.26)     (0.29)
   Return of Capital ...............................          --           --(3)     (0.03)         --          --         --(3)
   Distribution in Excess of Net
     Investment Income .............................          --           --           --       (0.01)         --         --
                                                          ------       ------       ------      ------      ------     ------
       Total Dividends and Distributions ...........       (0.08)       (0.14)       (0.20)      (0.24)      (0.26)     (0.29)
                                                          ------       ------       ------      ------      ------     ------
Net Asset Value, End of Period .....................      $ 5.56       $ 5.60       $ 5.73      $ 5.92      $ 5.68     $ 5.60
                                                          ======       ======       ======      ======      ======     ======

Total Return(1) ....................................        0.68%        0.17%        0.10%       8.66%       6.27%      9.81%

Ratios/Supplemental Data
   Net Assets,  End of Period (000 omitted) ........     $19,457      $19,025      $25,168     $29,892     $18,198    $15,548
   Ratio of Expenses to Average Net Assets .........        1.14%*       1.25%        1.13%       1.08%       1.22%      1.27%
   Ratio of Net Investment Income
     to Average Net Assets .........................        2.82%*       1.84%        1.96%       3.40%       4.59%      5.33%
   Portfolio Turnover Rate(2) ......................       39.01%      165.17%      121.61%      69.89%     149.03%    140.66%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  Less than $0.005 per share.

*    Annualized.

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS GOVERNMENT BOND FUND
================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS B

                                                  SIX MONTHS
                                                     ENDED                        YEAR ENDED DECEMBER 31,
                                                 JUNE 30, 2005     ---------------------------------------------------------
                                                  (UNAUDITED)       2004         2003         2002         2001         2000
                                                 -------------     ------       ------       ------       ------       ------
Net Asset Value, Beginning of Period ...........     $ 5.59        $ 5.71       $ 5.91       $ 5.66       $ 5.58       $ 5.37
                                                     ------        ------       ------       ------       ------       ------

Income (Loss) From Investment Operations
   Net Investment Income .......................       0.06          0.10         0.03         0.17         0.23         0.24
   Net Realized and Unrealized Gains (Losses)...      (0.05)        (0.12)       (0.08)        0.28         0.07         0.21
                                                     ------        ------       ------       ------       ------       ------
       Total From Investment Operations ........       0.01         (0.02)       (0.05)        0.45         0.30         0.45
                                                     ------        ------       ------       ------       ------       ------
Dividends and Distributions
   Net Investment Income .......................      (0.06)        (0.10)       (0.12)       (0.19)       (0.22)       (0.24)
   Return of Capital ...........................         --            --(3)     (0.03)          --           --           --(3)
   Distribution in Excess of Net
     Investment Income .........................         --            --           --        (0.01)          --           --
                                                     ------        ------       ------       ------       ------       ------
       Total Dividends and Distributions .......      (0.06)        (0.10)       (0.15)       (0.20)       (0.22)       (0.24)
                                                     ------        ------       ------       ------       ------       ------

Net Asset Value, End of Period .................     $ 5.54        $ 5.59       $ 5.71       $ 5.91       $ 5.66       $ 5.58
                                                     ======        ======       ======       ======       ======       ======

Total Return(1) ................................       0.18%        (0.33)%      (0.80)%       8.05%        5.48%        8.80%

Ratios/Supplemental Data
   Net Assets,  End of Period (000 omitted) ....    $30,606       $34,921      $62,549      $99,461      $37,541      $17,331
   Ratio of Expenses to Average Net Assets .....       1.77%*        1.89%        1.82%        1.82%        1.94%        2.00%
   Ratio of Net Investment Income
     to Average Net Assets .....................       2.19%*        1.20%        1.27%        2.66%        3.87%        4.60%
   Portfolio Turnover Rate(2) ..................      39.01%       165.17%      121.61%       69.89%      149.03%      140.66%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  Less than $0.005 per share.

*    Annualized.


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS GOVERNMENT BOND FUND
================================================================================


    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS C

                                                  SIX MONTHS
                                                     ENDED                        YEAR ENDED DECEMBER 31,
                                                 JUNE 30, 2005     ---------------------------------------------------------
                                                  (UNAUDITED)       2004         2003         2002         2001        2000
                                                 -------------     ------       ------       ------       ------       ------
Net Asset Value, Beginning of Period......           $ 5.61        $ 5.73       $ 5.93       $ 5.68       $ 5.60       $ 5.39
                                                     ------        ------       ------       ------       ------       ------

Income (Loss) From Investment Operations
   Net Investment Income.................              0.06          0.10         0.01         0.17         0.23         0.24
   Net Realized and Unrealized Gains (Losses)         (0.05)        (0.12)       (0.06)        0.28         0.07         0.21
                                                     ------        ------       ------       ------       ------       ------

       Total From Investment Operations...             0.01         (0.02)       (0.05)        0.45         0.30         0.45
                                                     ------        ------       ------       ------       ------       ------

Dividends and Distributions
   Net Investment Income..................            (0.06)        (0.10)       (0.12)       (0.19)       (0.22)       (0.24)
   Return of Capital......................               --            --(3)     (0.03)          --           --           --(3)
   Distribution in Excess of Net
     Investment Income....................               --            --           --        (0.01)          --           --
                                                     ------        ------       ------       ------       ------       ------
       Total Dividends and Distributions..            (0.06)        (0.10)       (0.15)       (0.20)       (0.22)       (0.24)
                                                     ------        ------       ------       ------       ------       ------


Net Asset Value, End of Period............           $ 5.56        $ 5.61       $ 5.73       $ 5.93       $ 5.68       $ 5.60
                                                     ======        ======       ======       ======       ======       ======

Total Return(1)...........................             0.16%        (0.34)%      (0.80)%       8.03%        5.44%        8.75%

Ratios/Supplemental Data
   Net Assets,  End of Period (000 omitted)          $6,384        $6,688      $12,955      $25,107      $12,335       $2,872
   Ratio of Expenses to Average Net Assets             1.82%*        1.93%        1.85%        1.83%        1.96%        2.07%
   Ratio of Net Investment Income to
     Average Net Assets...................             2.14%*        1.16%        1.24%        2.65%        3.85%        4.53%
   Portfolio Turnover Rate(2).............            39.01%       165.17%      121.61%       69.89%      149.03%      140.66%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  Less than $0.005 per share.

*    Annualized.




SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS GOVERNMENT BOND FUND
================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS Y



                                                  SIX MONTHS
                                                     ENDED                        YEAR ENDED DECEMBER 31,
                                                 JUNE 30, 2005     ---------------------------------------------------------
                                                  (UNAUDITED)       2004         2003         2002         2001        2000
                                                 -------------     ------       ------       ------       ------       ------
Net Asset Value, Beginning of Period......           $ 5.65        $ 5.77       $ 5.97       $ 5.72       $ 5.64       $ 5.42
                                                     ------        ------       ------       ------       ------       ------
Income (Loss) From Investment  Operations
   Net Investment  Income.................             0.09          0.15         0.11         0.22         0.29         0.31
   Net Realized and Unrealized
     Gains (Losses).......................            (0.05)        (0.12)       (0.10)        0.28         0.07         0.22
                                                     ------        ------       ------       ------       ------       ------
       Total From Investment Operations...             0.04          0.03         0.01         0.50         0.36         0.53
                                                     ------        ------       ------       ------       ------       ------

Dividends and Distributions
   Net Investment Income..................            (0.09)        (0.15)       (0.18)       (0.25)       (0.28)       (0.31)
   Return of Capital......................               --            --(3)     (0.03)          --           --           --(3)
   Distribution in Excess of Net
     Investment Income....................               --            --           --           --(3)        --           --
                                                     ------        ------       ------       ------       ------       -----
       Total Dividends and Distributions..            (0.09)        (0.15)       (0.21)       (0.25)       (0.28)       (0.31)
                                                     ------        ------       ------       ------       ------       ------


Net Asset Value, End of Period............           $ 5.60        $ 5.65       $ 5.77       $ 5.97       $ 5.72       $ 5.64
                                                     ======        ======       ======       ======       ======       ======

Total Return(1)...........................             0.63%         0.61%        0.17%        9.05%        6.54%       10.08%

Ratios/Supplemental Data
   Net Assets,  End of Period (000 omitted)            $230          $219         $263         $296         $438         $117
   Ratio of Expenses to Average Net Assets             0.91%*        1.02%        0.92%        0.88%        0.96%        1.02%
   Ratio of Net Investment Income to
     Average Net Assets...................             3.05%*        2.07%        2.17%        3.60%        4.85%        5.58%
   Portfolio Turnover Rate(2).............            39.01%       165.17%      121.61%       69.89%      149.03%      140.66%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  Less than $0.005 per share.

*    Annualized.


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS GOVERNMENT MONEY MARKET FUND
================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

 CLASSES A, B, C, & Y

                                                  SIX MONTHS
                                                     ENDED                        YEAR ENDED DECEMBER 31,
                                                 JUNE 30, 2005     ---------------------------------------------------------
                                                  (UNAUDITED)       2004         2003         2002         2001         2000
                                                 -------------     ------       ------       ------       ------       ------
Net Asset Value, Beginning of Period....               $ 1.000     $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000
                                                       -------     -------      -------      -------      -------      -------

Income From Investment Operations
    Net Investment Income...............                  .010        .008         .006         .014         .037         .058

Dividends
   Net Investment Income................                 (.010)      (.008)       (.006)       (.014)       (.037)       (.058)
                                                       -------     -------      -------      -------      -------      -------

Net Asset Value, End of Period..........               $ 1.000     $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000
                                                       =======     =======      =======      =======      =======      =======

Total Return(1) ........................                  1.05%       0.83%        0.62%        1.38%        3.77%        5.91%

Ratios/Supplemental Data
     Net Assets, End of Period
       (000 omitted)....................              $559,658    $572,381     $571,431     $600,912     $505,713     $559,216
     Ratio of Expenses to Average Net
       Assets...........................                  0.56%*      0.58%        0.60%        0.59%        0.59%        0.59%
     Ratio of Net Investment Income to
       Average Net Assets...............                  2.11%*      0.83%        0.62%        1.35%        3.75%        5.77%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.

*   Annualized.




SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS FINANCIAL FUND
================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS A

                                                  SIX MONTHS
                                                     ENDED                        YEAR ENDED DECEMBER 31,
                                                 JUNE 30, 2005     ---------------------------------------------------------
                                                  (UNAUDITED)       2004         2003         2002         2001         2000
                                                 -------------     ------       ------       ------       ------       ------
Net Asset Value, Beginning of Period....             $ 41.00       $ 36.57      $ 26.72      $ 32.98      $ 36.30      $ 29.07
                                                     -------       -------      -------      -------      -------      -------

Income (Loss) From Investment  Operations
   Net Investment Income (Loss).........                0.04          0.02         0.08         0.06        (0.06)       (0.06)
   Net Realized and Unrealized
     Gains (Losses).....................               (1.33)         4.41         9.77        (6.32)       (3.26)        9.22
                                                     -------       -------      -------      -------      -------      -------
       Total From Investment Operations.               (1.29)         4.43         9.85        (6.26)       (3.32)        9.16
                                                     -------       -------      -------      -------      -------      -------

Dividends and Distributions
   Distributions from Realized Gains....                  --            --           --           --           --        (1.91)
   Distribution in Excess of Net
     Realized Gains.....................                  --            --           --           --           --        (0.02)
                                                     -------       -------      -------      -------      -------      -------
       Total Dividends and Distributions                  --            --           --           --           --        (1.93)
                                                     -------       -------      -------      -------      -------      -------


Net Asset Value, End of Period..........             $ 39.71       $ 41.00      $ 36.57      $ 26.72      $ 32.98       $ 36.30
                                                     =======       =======      =======      =======      =======       =======

Total Return(1).........................               (3.15)%       12.11%       36.86%      (18.98)%      (9.15)%       32.16%

Ratios/Supplemental Data
   Net Assets,  End of Period (000 omitted)         $541,811      $583,387     $535,300     $415,641     $600,540      $637,882
   Ratio of Expenses to Average Net Assets              1.00%*        1.01%        1.10%        1.11%        1.08%         1.05%
   Ratio of Net Investment Income (Loss)
     to Average Net Assets..............                0.22%*        0.05%        0.27%        0.18%       (0.20)%       (0.21)%
   Portfolio Turnover Rate(2)...........                0.58%          --          9.29%       14.88%       17.80%        34.72%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*    Annualized.









SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS FINANCIAL FUND
================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS B

                                                  SIX MONTHS
                                                     ENDED                        YEAR ENDED DECEMBER 31,
                                                 JUNE 30, 2005     ---------------------------------------------------------
                                                  (UNAUDITED)       2004         2003         2002         2001         2000
                                                 -------------     ------       ------       ------       ------       ------
Net Asset Value, Beginning of Period......          $ 38.03        $ 34.22      $ 25.21      $ 31.39      $ 34.85      $ 28.22
                                                    -------        -------      -------      -------      -------      -------

Income  (Loss) From Investment  Operations
   Net Investment Loss....................            (0.13)         (0.33)       (0.18)       (0.21)       (0.33)       (0.31)
   Net Realized and Unrealized Gains (Losses)         (1.23)          4.14         9.19        (5.97)       (3.13)        8.87
                                                    -------        -------      -------      -------      -------      -------
       Total From Investment Operations...            (1.36)          3.81         9.01        (6.18)       (3.46)        8.56
                                                    -------        -------      -------      -------      -------      -------

Dividends and Distributions
   Distributions from Realized Gains......               --             --           --           --           --        (1.91)
   Distribution  in  Excess  of  Net
     Realized Gains.......................               --             --           --           --           --        (0.02)
                                                    -------        -------      -------      -------      -------      -------
       Total Dividends and Distributions..               --             --           --           --           --        (1.93)
                                                    -------        -------      -------      -------      -------      -------

Net Asset Value, End of Period............          $ 36.67        $ 38.03      $ 34.22      $ 25.21      $ 31.39      $ 34.85
                                                    =======        =======      =======      =======      =======      =======

Total Return(1)...........................            (3.58)%        11.13%       35.74%      (19.69)%      (9.93)%      31.00%

Ratios/Supplemental Data
   Net Assets,  End of Period (000 omitted)        $227,941       $276,945     $304,513     $270,645     $415,607     $447,199
   Ratio of Expenses to Average Net Assets             1.88%*         1.88%        1.98%        1.95%        1.90%        1.95%
   Ratio of Net Investment Loss
      to Average Net Assets...............            (0.66)%*       (0.82)%      (0.61)%      (0.66)%      (1.02)%      (1.11)%
   Portfolio Turnover Rate(2).............             0.58%            --         9.29%       14.88%       17.80%       34.72%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*    Annualized.










SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS FINANCIAL FUND
================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS C

                                                  SIX MONTHS
                                                     ENDED                        YEAR ENDED DECEMBER 31,
                                                 JUNE 30, 2005     ---------------------------------------------------------
                                                  (UNAUDITED)       2004         2003         2002         2001         2000
                                                 -------------     ------       ------       ------       ------       ------
Net Asset Value, Beginning of Period.....           $ 38.62       $ 34.75      $ 25.61      $ 31.88      $ 35.40      $ 28.63
                                                    -------       -------      -------      -------      -------      -------

Income  (Loss) From Investment  Operations
   Net Investment Loss...................             (0.13)        (0.32)       (0.18)       (0.21)       (0.32)       (0.27)
   Net Realized and Unrealized Gains (Losses)         (1.25)         4.19         9.32        (6.06)       (3.20)        8.97
                                                    -------       -------      -------      -------      -------      -------
       Total From Investment Operations..             (1.38)         3.87         9.14        (6.27)       (3.52)        8.70
                                                    -------       -------      -------      -------      -------      -------

Dividends and Distributions
   Distributions from Realized Gains.....                --            --           --           --           --        (1.91)
   Distribution  in Excess  of Net
      Realized Gains ....................                --            --           --           --           --        (0.02)
                                                    -------       -------      -------      -------      -------      -------
       Total Dividends and Distributions.                --            --           --           --           --        (1.93)
                                                    -------       -------      -------      -------      -------      -------
Net Asset Value, End of Period...........           $ 37.24       $ 38.62      $ 34.75      $ 25.61      $ 31.88      $ 35.40
                                                    =======       =======      =======      =======      =======      =======

Total Return(1)..........................             (3.57)%       11.14%       35.69%      (19.67)%      (9.94)%      31.04%

Ratios/Supplemental Data
   Net Assets,  End of Period (000 omitted)         $93,133      $104,508     $108,557      $94,557     $145,817     $142,081
   Ratio of Expenses to Average Net Assets             1.88%*        1.89%        1.99%        1.96%        1.90%        1.93%
   Ratio of Net Investment Loss
     to Average Net Assets...............             (0.66)%*      (0.83)%      (0.62)%      (0.67)%      (1.02)%      (1.09)%
   Portfolio Turnover Rate(2)............              0.58%           --         9.29%       14.88%       17.80%       34.72%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*    Annualized.








SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS FINANCIAL FUND
================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS Y

                                                  SIX MONTHS
                                                     ENDED                        YEAR ENDED DECEMBER 31,
                                                 JUNE 30, 2005     ---------------------------------------------------------
                                                  (UNAUDITED)       2004         2003         2002         2001         2000
                                                 -------------     ------       ------       ------       ------       ------
Net Asset Value, Beginning of Period.....           $ 41.59        $ 37.03      $ 27.00      $ 33.27      $ 36.56      $ 29.21
                                                    -------        -------      -------      -------      -------      -------

Income  (Loss) From Investment  Operations
   Net Investment Income (Loss)..........              0.08           0.09         0.17         0.14           --(3)     (0.01)
   Net Realized and Unrealized Gains (Losses)         (1.36)          4.47         9.86        (6.41)       (3.29)        9.29
                                                    -------        --------     -------      -------      -------      -------
       Total From Investment Operations..             (1.28)          4.56        10.03        (6.27)       (3.29)        9.28
                                                    -------        --------     -------      -------      -------      -------

Dividends and Distributions
   Distributions from Realized Gains.....                --             --           --           --           --        (1.91)
   Distribution in Excess of Net
     Realized Gains......................                --             --           --           --           --        (0.02)
                                                    -------        -------      -------      -------      -------      --------
       Total Dividends and Distributions.                --             --           --           --           --        (1.93)
                                                    -------        -------      -------      -------      -------      --------

Net Asset Value, End of Period...........           $ 40.31        $ 41.59      $ 37.03      $ 27.00      $ 33.27      $ 36.56
                                                    =======        =======      =======      =======      =======      =======

Total Return(1)..........................             (3.08)%        12.31%       37.15%      (18.85)%      (9.00)%      32.42%

Ratios/Supplemental Data
   Net Assets,  End of Period (000 omitted)          $8,948         $9,980      $11,563      $12,727      $23,266      $22,394
   Ratio of Expenses to Average Net Assets             0.85%*         0.85%        0.91%        0.88%        0.87%        0.89%
   Ratio of Net Investment Income
     (Loss) to Average Net Assets........              0.37%*         0.21%        0.46%        0.41%        0.01%       (0.05)%
   Portfolio Turnover Rate(2)............              0.58%            --         9.29%       14.88%       17.80%       34.72%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  Less than $0.005 per share.

*    Annualized.






SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS APPRECIATION & INCOME FUND
================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS A

                                                  SIX MONTHS
                                                     ENDED                        YEAR ENDED DECEMBER 31,
                                                 JUNE 30, 2005     ---------------------------------------------------------
                                                  (UNAUDITED)       2004         2003         2002         2001         2000
                                                 -------------     ------       ------       ------       ------       ------
Net Asset Value, Beginning of Period........         $ 27.50       $ 24.95      $ 20.30      $ 21.36     $ 23.96      $ 25.21
                                                     -------       -------      -------      -------     -------      -------

Income (Loss)  From Investment  Operations
   Net Investment Income....................            0.30          0.65         0.74         0.80        0.76         0.80
   Net Realized and Unrealized Gains (Losses)           0.30          2.57         4.65        (1.06)      (2.57)       (1.01)
                                                     -------       -------      -------      -------     -------      -------
       Total From Investment Operations.....            0.60          3.22         5.39        (0.26)      (1.81)       (0.21)
                                                     -------       -------      -------      -------     -------      -------

Dividends and Distributions
   Net Investment Income....................           (0.18)        (0.67)       (0.74)       (0.80)      (0.76)       (0.83)
   Distributions from Realized Gains........              --            --           --           --          --        (0.19)
   Return of Capital........................              --            --           --           --       (0.03)       (0.02)
                                                     -------       -------      -------      -------     -------      -------
       Total Dividends and Distributions....           (0.18)        (0.67)       (0.74)       (0.80)      (0.79)       (1.04)
                                                     -------       -------      -------      -------     -------      -------

Net Asset Value, End of Period..............         $ 27.92       $ 27.50      $ 24.95      $ 20.30     $ 21.36      $ 23.96
                                                     =======       =======      =======      =======     =======      =======

Total Return(1).............................            2.21%        13.08%       26.94%       (1.21)%     (7.56)%      (0.97)%

Ratios/Supplemental Data
   Net Assets,  End of Period (000 omitted).        $189,670      $149,687     $114,003      $80,751     $89,077     $102,702
   Ratio of Expenses to Average Net Assets..            1.07%*        1.08%        1.10%        1.09%       1.09%        1.07%
   Ratio of Net Investment Income
     to Average  Net Assets.................            2.29%*        2.52%        3.38%        3.69%       3.31%        3.02%
   Portfolio Turnover Rate(2)...............            5.98%        21.26%       33.35%       34.26%      20.38%       24.50%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*   Annualized.












SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS APPRECIATION & INCOME FUND
================================================================================


    The following financial information represents selected data for each share of capital stock outstanding throughout each period:


CLASS B

                                                  SIX MONTHS
                                                     ENDED                        YEAR ENDED DECEMBER 31,
                                                 JUNE 30, 2005     ---------------------------------------------------------
                                                  (UNAUDITED)       2004         2003         2002         2001         2000
                                                 -------------     ------       ------       ------       ------       ------
Net Asset Value, Beginning of Period....            $ 27.25        $ 24.72      $ 20.13      $ 21.16      $ 23.74      $ 24.98
                                                    -------        -------      -------      -------      -------      -------

Income (Loss) From Investment Operations
   Net Investment Income................               0.19           0.41         0.52         0.60         0.54         0.55
   Net Realized and Unrealized Gains (Losses)          0.28           2.54         4.59        (1.03)       (2.55)       (0.99)
                                                    -------        -------      -------      -------      -------      -------
       Total From  Investment Operations               0.47           2.95         5.11        (0.43)       (2.01)       (0.44)
                                                    -------        -------      -------      -------      -------      -------

Dividends and Distributions
   Net  Investment Income...............              (0.12)         (0.42)       (0.52)       (0.60)       (0.54)       (0.59)
   Distributions from Realized Gains....                 --             --           --           --           --        (0.19)
   Return of  Capital...................                 --             --           --           --        (0.03)       (0.02)
                                                    -------        -------      -------      --------     -------      -------
       Total Dividends and Distributions              (0.12)         (0.42)       (0.52)       (0.60)       (0.57)       (0.80)
                                                    -------        -------      -------      --------     -------      -------

Net Asset Value, End of Period..........            $ 27.60        $ 27.25      $ 24.72      $ 20.13      $ 21.16      $ 23.74
                                                    =======        =======      =======      ========     =======      =======

Total Return(1).........................               1.72%         12.06%       25.71%       (2.01)%      (8.47)%      (1.86)%

Ratios/Supplemental Data
   Net Assets,  End of Period
     (000 omitted)......................            $81,408        $80,729      $72,181      $53,326      $57,692      $71,789
   Ratio of Expenses to Average Net Assets             1.95%*         1.99%        2.03%        2.03%        2.01%(3)     2.02%(3)
   Ratio of Net Investment Income
     to Average Net Assets..............               1.41%*         1.61%        2.45%        2.75%        2.40%        2.08%
   Portfolio Turnover Rate(2)...........               5.98%         21.26%       33.35%       34.26%       20.38%       24.50%



(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 2.00% and 2.01% for 2001 and 2000, respectively.


*    Annualized.







SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS APPRECIATION & INCOME FUND
================================================================================


    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS C

                                                  SIX MONTHS
                                                     ENDED                        YEAR ENDED DECEMBER 31,
                                                 JUNE 30, 2005     ---------------------------------------------------------
                                                  (UNAUDITED)       2004         2003         2002         2001         2000
                                                 -------------     ------       ------       ------       ------       ------
Net Asset Value, Beginning of Period....             $ 27.62       $ 25.06      $ 20.40      $ 21.45      $ 24.06      $ 25.31
                                                     -------       -------      -------      -------      -------      -------

Income (Loss) From Investment Operations
   Net Investment Income................                0.19          0.42         0.53         0.61         0.55         0.56
   Net Realized and Unrealized Gains (Losses)           0.29          2.57         4.66        (1.05)       (2.58)       (1.00)
                                                     -------       -------      -------      -------      -------      -------
       Total From  Investment operations                0.48          2.99         5.19        (0.44)       (2.03)       (0.44)
                                                     -------       -------      -------      -------      -------      -------

Dividends and Distributions
   Net  Investment Income...............               (0.12)        (0.43)       (0.53)       (0.61)       (0.55)       (0.60)
   Distributions from Realized Gains....                  --            --           --           --           --        (0.19)
   Return of  Capital...................                  --            --           --           --        (0.03)       (0.02)
                                                     -------       -------      -------      -------      -------      -------
       Total Dividends and Distributions               (0.12)        (0.43)       (0.53)       (0.61)       (0.58)       (0.81)
                                                     -------       -------      -------      -------      -------      -------

Net Asset Value, End of Period..........             $ 27.98       $ 27.62      $ 25.06      $ 20.40      $ 21.45      $ 24.06
                                                     =======       =======      =======      =======      ========     =======

Total Return(1).........................                1.75%        12.05%       25.75%       (2.04)%      (8.44)%      (1.83)%

Ratios/Supplemental Data
   Net Assets,  End of Period
     (000 omitted)......................             $43,254       $34,627      $24,531      $14,428      $12,717      $15,983
   Ratio of Expenses to Average Net
     Assets...............                              1.95%*        1.98%        2.02%        2.05%(3)     2.02%        2.01%(3)
   Ratio of Net Investment Income
     to Average Net Assets..............                1.41%*        1.62%        2.46%        2.74%        2.38%        2.09%
   Portfolio Turnover Rate(2)...........                5.98%        21.26%       33.35%       34.26%       20.38%       24.50%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.


(3) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 2.04% and 2.00% for 2002 and 2000, respectively.


*   Annualized.





SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS APPRECIATION & INCOME FUND
================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS Y

                                                  SIX MONTHS
                                                     ENDED                        YEAR ENDED DECEMBER 31,
                                                 JUNE 30, 2005     ---------------------------------------------------------
                                                  (UNAUDITED)       2004         2003         2002         2001         2000
                                                 -------------     ------       ------       ------       ------       ------
Net Asset Value, Beginning of Period....             $ 27.61       $ 25.04      $ 20.38      $ 21.43      $ 24.05      $ 25.29
                                                     -------       -------      -------      -------      -------      -------

Income (Loss) From Investment Operations
   Net Investment Income................                0.34          0.71         0.78         0.84         0.82         0.86
   Net Realized and Unrealized Gains (Losses)           0.29          2.58         4.66        (1.05)       (2.61)       (1.00)
                                                     -------       -------      -------      -------      -------      -------
       Total From  Investment Operations                0.63          3.29         5.44        (0.21)       (1.79)       (0.14)
                                                     -------       -------      -------      -------      -------      -------

Dividends and Distributions
   Net Investment Income................               (0.20)        (0.72)       (0.78)       (0.84)       (0.82)       (0.89)
   Distributions from Realized Gains....                  --            --           --           --           --        (0.19)
   Return of  Capital...................                  --            --           --           --        (0.01)       (0.02)
                                                     -------       -------      -------      -------      -------      -------
       Total Dividends and Distributions               (0.20)        (0.72)       (0.78)       (0.84)       (0.83)       (1.10)
                                                     -------       -------      -------      -------      -------      -------

Net Asset Value, End of Period..........             $ 28.04       $ 27.61      $ 25.04      $ 20.38      $ 21.43      $ 24.05
                                                     =======       =======      =======      =======      =======      =======

Total Return(1).........................                2.30%        13.35%       27.13%       (0.96)%      (7.43)%      (0.70)%

Ratios/Supplemental Data
   Net Assets,  End of Period
     (000 omitted)......................             $32,304       $30,260      $25,892      $19,445      $20,865      $28,865
   Ratio of Expenses to Average Net Assets              0.83%*        0.86%        0.88%        0.88%        0.88%        0.88%(3)
   Ratio of Net Investment Income
     to Average Net Assets..............                2.53%*        2.74%        3.60%        3.90%        3.52%        3.22%
   Portfolio Turnover Rate(2)...........                5.98%        21.26%       33.35%       34.26%       20.38%       24.50%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 0.87% for 2000.

*   Annualized.







SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS REAL ESTATE FUND
================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS A


                                                  SIX MONTHS
                                                     ENDED                        YEAR ENDED DECEMBER 31,
                                                 JUNE 30, 2005     ---------------------------------------------------------
                                                  (UNAUDITED)       2004         2003         2002         2001         2000
                                                 -------------     ------       ------       ------       ------       ------
Net Asset Value, Beginning of Period......          $ 39.52        $ 30.32      $ 22.79      $ 22.29      $ 22.06      $ 18.27
                                                    -------        -------      -------      -------      -------      -------

Income From Investment  Operations
   Net Investment Income..................             0.55           0.64         0.90         0.82         0.77         0.75
   Net Realized and Unrealized Gains......             0.91           9.32         7.53         0.50         0.45         3.88
                                                    -------        -------      -------      -------      -------      -------
       Total From  Investment Operations..             1.46           9.96         8.43         1.32         1.22         4.63
                                                    -------        -------      -------      -------      -------      -------

Dividends and Distributions
   Net Investment Income..................            (0.20)         (0.76)       (0.90)       (0.82)       (0.77)       (0.75)
   Distribution in Excess of Net
     Investment Income                                   --             --           --           --        (0.22)       (0.09)
                                                    --------       -------      -------      -------      -------      -------
       Total Dividends and Distributions..            (0.20)         (0.76)       (0.90)       (0.82)       (0.99)       (0.84)
                                                    --------       -------      -------      -------      -------      -------

Net Asset Value, End of Period............          $ 40.78        $ 39.52      $ 30.32      $ 22.79      $ 22.29      $ 22.06
                                                    =======        =======      =======      =======      =======      =======

Total Return(1)...........................             3.76%         33.22%       37.52%        5.89%        5.66%       25.76%

Ratios/Supplemental Data
   Net Assets,  End of Period (000 omitted)        $345,342       $313,378     $190,505     $143,585     $167,043     $176,123
   Ratio of Expenses to Average Net
     Assets...............................             1.11%*         1.26%        1.30%        1.28%        1.19%        1.17%(3)
   Ratio of Net Investment Income to
     Average Net Assets...................             2.91%*         1.93%        3.40%        3.17%        3.41%        3.76%
   Portfolio Turnover Rate(2).............             9.15%         31.37%       25.93%       52.57%       34.91%       17.68%



(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 1.16% for 2000.

*    Annualized.









SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS REAL ESTATE FUND


    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS B

                                                   SIX MONTHS
                                                      ENDED                       YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 2005    ---------------------------------------------------------
                                                   (UNAUDITED)      2004         2003         2002         2001         2000
                                                  -------------    ------       ------       ------       ------       ------
Net Asset Value, Beginning of Period........         $ 39.36       $ 30.20      $ 22.71      $ 22.21      $ 21.99      $ 18.21
                                                     -------       -------      -------      -------      -------      -------

Income From Investment  Operations
   Net Investment Income....................            0.39          0.43         0.72         0.65         0.56         0.58
   Net Realized and Unrealized Gains........            0.92          9.26         7.49         0.50         0.45         3.87
                                                     -------       -------      -------      -------      -------      -------
       Total From  Investment Operations....            1.31          9.69         8.21         1.15         1.01         4.45
                                                     -------       -------      -------      -------      -------      -------

Dividends and Distributions
   Net Investment Income....................           (0.13)        (0.53)       (0.72)       (0.65)       (0.56)       (0.58)
   Distributions in Excess of Net
     Investment Income......................              --            --           --           --        (0.23)       (0.09)
                                                     -------       -------      -------      -------      -------      -------
       Total Dividends and Distributions....           (0.13)        (0.53)       (0.72)       (0.65)       (0.79)       (0.67)
                                                     -------       -------      -------      -------      -------      -------

Net Asset Value, End of Period..............         $ 40.54       $ 39.36      $ 30.20      $ 22.71      $ 22.21      $ 21.99
                                                     =======       =======      =======      =======      =======      =======

Total Return(1).............................            3.38%        32.34%       36.52%        5.13%        4.70%       24.74%

Ratios/Supplemental Data
   Net Assets, End of Period (000 omitted)..        $103,724      $125,550     $110,303      $91,740      $87,899      $90,417
   Ratio of Expenses to Average Net Assets..            1.90%*        1.94%        1.99%        2.00%        1.99%        2.11%
   Ratio of Net Investment Income to
     Average Net Assets.....................            2.12%*        1.25%        2.71%        2.45%        2.61%        2.81%
   Portfolio Turnover Rate(2)...............            9.15%        31.37%       25.93%       52.57%       34.91%       17.68%



(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*    Annualized.












SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS REAL ESTATE FUND
================================================================================

    The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS C


                                                   SIX MONTHS
                                                      ENDED                       YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 2005    ---------------------------------------------------------
                                                   (UNAUDITED)      2004         2003         2002         2001         2000
                                                  -------------    ------       ------       ------       ------       ------
Net Asset Value, Beginning of Period.............    $ 39.63       $ 30.41      $ 22.87      $ 22.37      $ 22.14      $ 18.34
                                                     -------       -------      -------      -------      -------      -------

Income From Investment  Operations
   Net Investment Income.........................       0.42          0.43         0.72         0.65         0.56         0.58
   Net Realized and Unrealized Gains.............       0.92          9.33         7.54         0.50         0.47         3.89
                                                     -------       -------      -------      -------      -------      -------
       Total From  Investment Operations.........       1.34          9.76         8.26         1.15         1.03         4.47
                                                     -------       -------      -------      -------      -------      -------

Dividends and Distributions
   Net Investment Income.........................      (0.14)        (0.54)       (0.72)       (0.65)       (0.56)       (0.58)
   Distributions in Excess of Net Investment
      Income.....................................         --            --           --           --        (0.24)       (0.09)
                                                     -------       -------      -------      -------      -------      -------
       Total Dividends and Distributions.........      (0.14)        (0.54)       (0.72)       (0.65)       (0.80)       (0.67)
                                                     -------       -------      -------      -------      -------      -------

Net Asset Value, End of Period...................    $ 40.83       $ 39.63      $ 30.41      $ 22.87      $ 22.37      $ 22.14
                                                     =======       =======      =======      =======      =======      =======

Total Return(1) .................................       3.42%        32.37%       36.52%        5.11%        4.75%       24.71%

Ratios/Supplemental Data
   Net Assets,  End of Period (000 omitted)......    $93,940       $86,835      $57,657      $38,299      $39,165      $36,084
   Ratio of Expenses to Average Net Assets.......       1.89%*        1.93%        1.97%        1.97%        1.97%(3)     2.03%(3)
   Ratio of Net Investment Income to Average Net
     Assets......................................       2.13%*        1.26%        2.73%        2.48%        2.64%        2.90%
   Portfolio Turnover Rate(2)....................       9.15%        31.37%       25.93%       52.57%       34.91%       17.68%



(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 1.96% and 2.02% for 2001 and 2000, respectively.

*    Annualized.






SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS REAL ESTATE FUND
================================================================================

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS Y

                                                   SIX MONTHS
                                                      ENDED                       YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 2005    ---------------------------------------------------------
                                                   (UNAUDITED)      2004         2003         2002         2001         2000
                                                  -------------    ------       ------       ------       ------       ------
Net Asset Value, Beginning of Period........         $ 39.78       $ 30.51      $ 22.93      $ 22.42      $ 22.20      $ 18.38
                                                     -------       -------      -------      -------      -------      -------

Income From Investment  Operations
   Net Investment Income....................            0.62          0.82         1.02         0.91         0.85         0.83
   Net Realized and Unrealized Gains........            0.93          9.37         7.58         0.51         0.44         3.91
                                                     -------       -------      -------      -------      -------      -------
       Total From  Investment Operations....            1.55         10.19         8.60         1.42         1.29         4.74
                                                     -------       -------      -------      -------      -------      -------

Dividends and Distributions
   Net Investment Income....................           (0.24)        (0.92)       (1.02)       (0.91)       (0.85)       (0.83)
   Distribution in Excess of Net Investment
     Income.................................              --            --           --           --        (0.22)       (0.09)
                                                     -------       -------      -------      -------      -------      -------
       Total Dividends and Distributions....           (0.24)        (0.92)       (1.02)       (0.91)       (1.07)       (0.92)
                                                     -------       -------      -------      -------      -------      -------

Net Asset Value, End of Period..............         $ 41.09       $ 39.78      $ 30.51      $ 22.93      $ 22.42      $ 22.20
                                                     =======       =======      =======      =======      =======      =======

Total Return(1).............................            3.98%        33.85%       38.10%        6.33%        5.95%       26.24%

Ratios/Supplemental Data
   Net Assets,  End of Period (000 omitted).         $71,927       $69,241      $53,740      $39,456      $39,203      $43,432
   Ratio of Expenses to Average Net Assets..            0.77%*        0.80%        0.84%        0.84%        0.85%        0.89%
   Ratio of Net Investment Income to Average
     Net Assets.............................            3.25%*        2.39%        3.86%        3.61%        3.75%        4.03%
   Portfolio Turnover Rate(2)...............            9.15%        31.37%       25.93%       52.57%       34.91%       17.68%



(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*    Annualized.










SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FUND INFORMATION
================================================================================

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds' Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds' website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds' Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds' website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.


FORM N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available without charge upon request by calling 1-800-279-0279 or on the Funds' website at www.davisfunds.com or on the SEC's website at www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS SERIES, INC.
DIRECTOR APPROVAL OF ADVISORY AGREEMENTS
================================================================================


PROCESS OF ANNUAL REVIEW

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly "Davis Advisors" and "Advisory Agreements").

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepares questions which it submits to Davis Advisors in anticipation of the annual contract review. In a separate meeting held prior to the March 2005 board meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors recommended that the full Board of Directors approve the continuance of the Advisory Agreements, which occurred at the March 2005 board meeting.

REASONS THE INDEPENDENT DIRECTORS APPROVED CONTINUATION OF THE
ADVISORY AGREEMENTS.

The Independent Directors determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors' recommendation to renew the Advisory Agreements for each of the Davis Funds described below.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognize that qualitative factors, some of which are mentioned below, could be equally or more important in assessing whether Davis Fund shareholders have been, or are likely to be, well served by the renewal of the management contract. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data can inform, they should not supersede the judgment of the Independent Directors who take many factors, including those listed below, into consideration in representing the shareholders of Davis Funds. In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors believe that shareholders of Davis Funds should, and will, expect Davis Advisors to employ a disciplined, company specific, research driven, businesslike, long-term investment philosophy. The Independent Directors concluded that the willingness of Davis Advisors and related persons to invest a substantial amount of their own money alongside and on the same terms as other shareholders in the Davis Funds demonstrates a good alignment of interest between Davis Advisors and Davis Fund shareholders.

The Independent Directors recognized Davis Advisors' (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory after tax results over the longer-term; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

DAVIS SERIES, INC.
DIRECTOR APPROVAL OF ADVISORY AGREEMENTS - (Continued)
================================================================================

The Independent Directors also noted that Davis Advisors provides a number of services to the Davis Funds in addition to investment management. Non-investment management services provided by Davis Advisors to the Davis Funds include (a) extensive customer services to Fund shareholders; (b) responsibility for complying with legal duties and regulatory obligations; and (c) responsibility for general administrative and business services. Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

The Independent Directors reviewed (a) comparative fee and expense information for competitive funds, as selected and analyzed by a nationally recognized independent service provider, (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules and, if applicable, breakpoints of the various Davis Funds, including an assessment of competitive fee schedules.

The Independent Directors reviewed the profitability of each Davis Fund to Davis Advisors. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with each Davis Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or third-party research services.

DAVIS OPPORTUNITY FUND

The Independent Directors noted that Davis Opportunity Fund out-performed its benchmark, the Dow Jones Wilshire 5000 Index, and exceeded the average performance of its peer group, as determined by an independent service provider, over longer-term investment horizons.

The Independent Directors considered the expense ratio for Davis Opportunity Fund and concluded that it is reasonable and competitive with the range of average expense ratios of its peer group as determined by an independent service provider.

The Independent Directors considered the advisory fee schedule for Davis Opportunity Fund and concluded that it represents an appropriate sharing between Fund shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

DAVIS GOVERNMENT BOND FUND

The Independent Directors noted that Davis Government Bond Fund trailed its benchmark, the Lehman Brothers Intermediate Term U.S. Securities Index, and trailed the average performance of its peer group, as determined by an independent service provider, over longer-term investment horizons. In February 2005, Davis Government Bond Fund changed its investment strategy from focusing upon intermediate government bonds to shorter-term government bonds. The Independent Directors will continue to closely monitor the performance of the Fund.

In February 2005 the Fund's advisory fee was reduced from 50 basis points to 30 basis points. The Independent Directors determined that the new advisory fee for Davis Government Bond Fund is reasonable in light of the nature, quality and extent of the services being provided to Davis Government Bond Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider.

DAVIS SERIES, INC.
DIRECTOR APPROVAL OF ADVISORY AGREEMENTS - (Continued)
================================================================================

DAVIS GOVERNMENT BOND FUND - (CONTINUED)

The Independent Directors considered the current expense ratio for Davis Government Bond Fund, including the effects of the fee reduction in February 2005, and concluded that it is reasonable and competitive with the range of average expense ratios of its peer group as determined by an independent service provider.

The Independent Directors considered the advisory fee schedule (a flat fee which is typical for many competitive funds) for Davis Government Bond Fund and concluded that it represents an appropriate sharing between Fund shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

DAVIS GOVERNMENT MONEY MARKET FUND

The Independent Directors noted that Davis Government Money Market Fund exceeded the average performance of its peer group, as determined by an independent service provider, over all reviewed investment horizons.

The Independent Directors considered the expense ratio for Davis Government Money Market Fund and concluded that it is reasonable and competitive with the range of average expense ratios of its peer group as determined by an independent service provider.

The Independent Directors considered the advisory fee schedule for Davis Government Money Market Fund and concluded that it represents an appropriate sharing between Fund shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

DAVIS FINANCIAL FUND

The Independent Directors noted that Davis Financial Fund out-performed its benchmark, the Standard & Poor's 500(R) Index, over longer-term investment horizons. Davis Financial Fund exceeded the average performance of its peer group, as determined by an independent service provider, over the 10-year investment horizon, while trailing the peer group over shorter investment horizons. The Fund also had positive absolute performance over all reviewed periods.

The Independent Directors considered the expense ratio for Davis Financial Fund and concluded that it is reasonable and competitive with the range of average expense ratios of its peer group as determined by an independent service provider.

The Independent Directors considered the advisory fee schedule for Davis Financial Fund and concluded that it represents an appropriate sharing between Fund shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

DAVIS SERIES, INC.
DIRECTOR APPROVAL OF ADVISORY AGREEMENTS - (Continued)
================================================================================

DAVIS APPRECIATION & INCOME FUND

The Independent Directors noted that Davis Appreciation & Income Fund out-performed its benchmark, the Standard & Poor's 500(R) Index, over shorter investment periods, and exceeded the average performance of its peer group, as determined by an independent service provider, over all investment horizons reviewed.

The Independent Directors considered the expense ratio for Davis Appreciation & Income Fund and concluded that it is reasonable and competitive with the range of average expense ratios of its peer group as determined by an independent service provider.

The Independent Directors considered the advisory fee schedule for Davis Appreciation & Income Fund and concluded that it represents an appropriate sharing between Fund shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

DAVIS REAL ESTATE FUND

The Independent Directors noted that Davis Real Estate Fund trailed its benchmark, the Dow Jones Wilshire Real Estate Securities Index, over longer-term investment horizons. Davis Real Estate Fund exceeded the average performance of its peer group, as determined by an independent service provider, over the 1-year investment horizon, trailed the peer group over the 5-year investment horizon, and approximately equaled the peer group over the 10-year investment horizon. The Fund also had strong absolute performance over all reviewed periods.

The Independent Directors considered the expense ratio for Davis Real Estate Fund and concluded that it is reasonable and competitive with the range of average expense ratios of its peer group as determined by an independent service provider.

The Independent Directors considered the advisory fee schedule for Davis Real Estate Fund and concluded that it represents an appropriate sharing between Fund shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

APPROVAL OF ADVISORY ARRANGEMENTS

After their review of all factors, including the recent reduction in the Government Bond Fund advisory fee, the Independent Directors determined that the advisory fee for each Davis Series Fund was reasonable in light of the nature, quality and extent of the services being provided to each Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors therefore recommended continuation of the advisory agreements.

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================


                                    DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-two
(72), except that any person who was a Director on July 1, 1994, and at that date was seventy-three (73) years of age or less shall retire from the Board of Directors and cease being a Director at the close of business on the last day of the year in which the Director attains age seventy-four (74).



                                                                               NUMBER OF
                                    TERM OF                                    PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                   FUND COMPLEX     OTHER
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING        OVERSEEN BY      DIRECTORSHIPS HELD
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS             DIRECTOR         BY DIRECTOR
------------------ ---------------- -------------- ------------------------    ---------------- --------------------
INDEPENDENT DIRECTORS

WESLEY E.          Director         director       President, Bass &                 12         none
BASS, JR.                           since 1990     Associates (financial
(born 8/21/31)                                     consulting); formerly
                                                   First Deputy City Treasurer,
                                                   City of Chicago; and
                                                   Executive Vice President,
                                                   Chicago Title and Trust
                                                   Company (bank and trust).

MARC P. BLUM       Director         director       Chief Executive                   12         Director, Legg
(born 9/9/42)                       since 1986     Officer, World Total                         Mason Trust (asset
                                                   Return Fund, LLLP; Of                        management
                                                   Counsel to Gordon,                           company) and
                                                   Feinblatt, Rothman,                          Rodney Trust
                                                   Hoffberger and                               Company (Delaware).
                                                   Hollander, LLC (law
                                                   firm).

THOMAS S. GAYNER   Director         director       Executive Vice                    12         none
(born 12/16/61)                     since 2004     President and Chief
                                                   Investment Officer,
                                                   Markel Corporation
                                                   (insurance company).


JERRY D. GEIST     Director         director       Chairman, Santa Fe                12         Director,
(born 5/23/34)                      since 1986     Center Enterprises                           CH2M-Hill, Inc.
                                                   (energy project                              (engineering);
                                                   development); Retired                        Chairman, Santa Fe
                                                   Chairman and                                 Center
                                                   President, Public                            Enterprizes,
                                                   Service Company of New                       Investment
                                                   Mexico.                                      Committee for
                                                                                                Microgeneration
                                                                                                Technology Fund,
                                                                                                UTECH Funds.

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED

                                                                                 NUMBER OF
                                    TERM OF                                      PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                     FUND COMPLEX     OTHER
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING          OVERSEEN BY      DIRECTORSHIPS HELD
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS               DIRECTOR         BY DIRECTOR
------------------ ---------------- -------------- ------------------------      ---------------- --------------------

INDEPENDENT DIRECTORS - CONTINUED

D. JAMES GUZY      Director         director       Chairman, PLX                       12         Director, Intel
(born 3/7/36)                       since 1982     Technology, Inc.                               Corp.
                                                   (semi-conductor                                (semi-conductor
                                                   manufacturer).                                 manufacturer),
                                                                                                  Cirrus Logic Corp.
                                                                                                  (semi-conductor
                                                                                                  manufacturer),
                                                                                                  Alliance
                                                                                                  Technology Fund (a
                                                                                                  mutual fund),
                                                                                                  Micro Component
                                                                                                  Technology, Inc.
                                                                                                  (micro-circuit
                                                                                                  handling and
                                                                                                  testing equipment
                                                                                                  manufacturer),
                                                                                                  LogicVision, Inc.
                                                                                                  (semi-conductor
                                                                                                  software company),
                                                                                                  and Tessera
                                                                                                  Technologies, Inc.
                                                                                                  (semi-conductor
                                                                                                  packaging company.

G. BERNARD         Director         director       Managing General                    12         none
HAMILTON                            since 1978     Partner, Avanti
(born 3/18/37)                                     Partners, L.P.
                                                   (investment
                                                   partnership).

ROBERT P.          Director         director       Chairman, Northroad                 12         none
MORGENTHAU                          since 2002     Capital Management,
(born 3/22/57)                                     LLC (an investment
                                                   management firm) since June
                                                   2002; President of Private
                                                   Advisory Services of Bank of
                                                   America (an investment
                                                   management firm) from 2001
                                                   until 2002; prior to that a
                                                   managing director and global
                                                   head of marketing and
                                                   distribution for Lazard Asset
                                                   Management (an investment
                                                   management firm) for ten
                                                   years.

THEODORE B.        Director         director       Chairman, Cantrock                  12         none
SMITH, JR.                          since 1994     Realty and Mayor,
(born 12/23/32)                                    Incorporated Village
                                                   of Mill Neck, NY.

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================


                              DIRECTORS - CONTINUED


                                                                                 NUMBER OF
                                    TERM OF                                      PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                     FUND COMPLEX     OTHER
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING          OVERSEEN BY      DIRECTORSHIPS HELD
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS               DIRECTOR         BY DIRECTOR
------------------ ---------------- -------------- ------------------------      ---------------- --------------------

INDEPENDENT DIRECTORS - CONTINUED

CHRISTIAN R.       Director         director       General Partner,                    12         none
SONNE                               since 1990     Tuxedo Park Associates
(born 5/6/36)                                      (land holding and
                                                   development firm);
                                                   President and Chief
                                                   Executive Officer,
                                                   Mulford Securities
                                                   Corporation (private
                                                   investment fund) until
                                                   1990; formerly Vice
                                                   President of Goldman
                                                   Sachs & Co.
                                                   (investment banking).

MARSHA WILLIAMS    Director         director       Executive Vice                      15         Director of the
(born 3/28/51)                      since 1999     President and Chief                            Selected Funds
                                                   Financial Officer of                           (consisting of
                                                   Equity Office                                  three portfolios)
                                                   Properties Trust (a                            since 1996;
                                                   real estate investment                         Director, Modine
                                                   trust); Former Chief                           Manufacturing,
                                                   Administrative Officer                         Inc. (heat
                                                   of Crate & Barrel                              transfer
                                                   (home furnishings                              technology);
                                                   retailer); former Vice                         Director, Chicago
                                                   President and                                  Bridge & Iron
                                                   Treasurer, Amoco                               Company, N.V.
                                                   Corporation (oil & gas                         (industrial
                                                   company).                                      construction and
                                                                                                  engineering).

INSIDE DIRECTORS*

JEREMY H. BIGGS    Director/        director       Vice Chairman, Member               12         none
(born 8/16/35)     Chairman         since 1994     of the Investment
                                                   Policy Committee and Member
                                                   of the International
                                                   Investment Committee, all for
                                                   Fiduciary Trust Company
                                                   International (money
                                                   management firm); Consultant
                                                   to Davis Selected Advisers,
                                                   L.P.

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================


                              DIRECTORS - CONTINUED


                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX     OTHER
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      DIRECTORSHIPS HELD
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         BY DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- --------------------

INSIDE DIRECTORS* - CONTINUED

ANDREW A. DAVIS    Director         director       President or Vice              15         Director of the
(born 6/25/63)                      since 1997     President of each                         Selected Funds
                                                   Davis Fund and                            (consisting of
                                                   Selected Fund;                            three portfolios)
                                                   President, Davis                          since 1998.
                                                   Selected Advisers,
                                                   L.P., and also serves
                                                   as an executive
                                                   officer in certain
                                                   companies affiliated
                                                   with the Adviser.

CHRISTOPHER C.     Director         director       Chief Executive                15         Director of the
DAVIS                               since 1997     Officer, President or                     Selected Funds
(born 7/13/65)                                     Vice President of each                    (consisting of
                                                   Davis Fund and                            three portfolios)
                                                   Selected Fund;                            since 1998.
                                                   Chairman and Chief
                                                   Executive Officer,
                                                   Davis Selected
                                                   Advisers, L.P., and
                                                   also serves as an
                                                   executive officer in
                                                   certain companies
                                                   affiliated with the
                                                   Adviser, including
                                                   sole member of the
                                                   Adviser's general
                                                   partner, Davis
                                                   Investments, LLC;
                                                   Employee of Shelby
                                                   Cullom Davis & Co.
                                                   (registered
                                                   broker/dealer).



* Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

                 (This page has been left blank intentionally.)

                               DAVIS SERIES, INC.
                  2949 East Elvira Road, Tucson, Arizona 85706
================================================================================

                                DIRECTORS                                 OFFICERS
                            Wesley E. Bass, Jr.                        Jeremy H. Biggs
                            Jeremy H. Biggs                              Chairman
                            Marc P. Blum                               Andrew A. Davis
                            Andrew A. Davis                              President - Davis Appreciation & Income
                            Christopher C. Davis                         Fund, Davis Real Estate Fund & Vice
                            Thomas S. Gayner                             President - Davis Opportunity
                            Jerry D. Geist                               Fund, Davis Government Bond Fund, Davis
                            D. James Guzy                                Government Money Market Fund, & Davis
                            G. Bernard Hamilton                          Financial Fund
                            Robert P. Morgenthau                       Christopher C. Davis
                            Theodore B. Smith, Jr.                       President - Davis Opportunity
                            Christian R. Sonne                           Fund, Davis Financial Fund & Vice
                            Marsha Williams                              President - Davis Government Bond Fund,
                                                                         Davis Government Money Market Fund,
                                                                         Davis Appreciation & Income Fund, &
                                                                         Davis Real Estate Fund
                                                                       Creston A. King
                                                                         President - Davis Government Money
                                                                         Market Fund & Davis Government Bond
                                                                         Fund
INVESTMENT ADVISER                                                     Kenneth C. Eich
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")       Executive Vice President &
2949 East Elvira Road, Suite 101                                         Principal Executive Officer
Tucson, Arizona 85706                                                  Sharra L. Reed
(800) 279-0279                                                           Vice President & Chief Compliance Officer
                                                                       Douglas A. Haines
DISTRIBUTOR                                                              Vice President
Davis Distributors, LLC                                                  & Principal Accounting Officer
2949 East Elvira Road, Suite 101                                       Thomas D. Tays
Tucson, Arizona 85706                                                    Vice President & Secretary

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

COUNSEL
Seyfarth Shaw LLC
55 East Monroe Street, Suite 4200
Chicago, Illinois 60603-5803

AUDITORS
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202




================================================================================
FOR MORE INFORMATION ABOUT DAVIS SERIES, INC. INCLUDING MANAGEMENT FEE, CHARGES AND EXPENSES, SEE THE CURRENT PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUNDS' DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-0279 OR ON THE FUNDS' WEBSITE AT WWW.DAVISFUNDS.COM. QUARTERLY FACT SHEETS ARE AVAILABLE ON THE FUNDS' WEBSITE AT WWW.DAVISFUNDS.COM.
================================================================================

                                               Davis Advisors
                                               2949 East Elvira Road, Suite 101
                                               Tucson, AZ 85706
                                               800-279-0279
                                               davisfunds.com





[DAVIS FUNDS LOGO]

Item 2.  Code of Ethics - Not Applicable

Item 3.  Audit Committee Financial Expert - Not Applicable

Item 4.  Principal Accountant Fees and Services - Not Applicable

Item 5.  Audit Committee of Listed Registrants - Not Applicable

Item 6.  Schedule of Investments - Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9. Purchase of Equity Securities by Closed-End Mangement Investment Company and Affiliated Purchases - Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders.

	 There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11. Controls and Procedures.

	 (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

	 (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

Item 12. Exhibits

	 EX-99.CERT - Section 302 Certification
	 EX-99.906 CERT - Section 906 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on it behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  September 7, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  September 7, 2005

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  September 7, 2005